Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Banco Macro SA, ADR	8,022	$130,839
Globant SA(a)(b)	9,925	1,148,025
Grupo Financiero Galicia SA, ADR	34,637	246,615
YPF SA, ADR	24,471	93,969

		1,619,448

Australia — 1.9%
AGL Energy Ltd.	133,585	1,483,289
Alumina Ltd.	1,332,169	1,513,217
AMP Ltd.(a)	1,157,845	1,083,999
APA Group	380,557	2,720,726
Aristocrat Leisure Ltd.	171,963	2,869,771
ASX Ltd.	63,330	3,381,239
Aurizon Holdings Ltd.	841,041	2,582,453
AusNet Services	996,668	1,223,472
Australia & New Zealand Banking Group Ltd.	672,827	7,444,448
Bendigo & Adelaide Bank Ltd.	261,675	1,120,424
BHP Group Ltd.	698,604	14,796,116
BHP Group PLC	534,482	9,008,249
BlueScope Steel Ltd.	193,739	1,300,120
Boral Ltd.	475,906	940,959
Brambles Ltd.	453,651	3,290,819
Caltex Australia Ltd.	56,483	921,527
Challenger Ltd.	119,599	388,375
CIMIC Group Ltd.	15,810	255,044
Coca-Cola Amatil Ltd.	249,315	1,416,806
Cochlear Ltd.	9,227	1,114,549
Coles Group Ltd.	309,395	3,141,720
Commonwealth Bank of Australia	417,359	17,129,727
Computershare Ltd.	64,840	517,050
Crown Resorts Ltd.	27,999	181,293
CSL Ltd.	112,081	22,706,533
Dexus	299,581	1,796,603
Flight Centre Travel Group Ltd.	27,216	195,823
Fortescue Metals Group Ltd.	369,342	2,892,026
Goodman Group	357,147	3,074,788
GPT Group (The)	602,201	1,667,724
Incitec Pivot Ltd.	871,818	1,364,163
Insurance Australia Group Ltd.	484,420	1,833,126
James Hardie Industries PLC	136,793	2,007,899
Lendlease Group	166,972	1,351,153
Macquarie Group Ltd.	80,490	5,409,854
Magellan Financial Group Ltd.	28,072	937,683
Medibank Pvt Ltd.	1,056,828	1,868,144
Mirvac Group	1,584,568	2,323,814
National Australia Bank Ltd.	719,110	7,984,791
Newcrest Mining Ltd.(c)	196,532	3,543,558
Oil Search Ltd.	245,609	490,441
Orica Ltd.	182,166	2,137,213
Origin Energy Ltd.	428,343	1,559,225
Qantas Airways Ltd.	110,857	280,151
QBE Insurance Group Ltd.	387,253	2,142,367
Ramsay Health Care Ltd.	25,678	1,052,561
REA Group Ltd.	7,440	433,662
Rio Tinto Ltd.	78,046	4,471,474
Santos Ltd.	632,581	2,045,905
Scentre Group	858,185	1,309,119
Seek Ltd.	158,646	1,808,299
Sonic Healthcare Ltd.	46,337	824,859

Security	Shares	Value

Australia (continued)
South32 Ltd.	1,318,850	$1,713,951
Stockland	665,202	1,254,262
Suncorp Group Ltd.	449,382	2,703,794
Sydney Airport	510,283	2,104,719
Tabcorp Holdings Ltd.	269,745	568,659
Telstra Corp. Ltd.	1,296,354	2,588,605
TPG Telecom Ltd.	35,004	168,670
Transurban Group	580,593	5,245,577
Treasury Wine Estates Ltd.	210,382	1,398,032
Vicinity Centres	1,575,975	1,537,368
Washington H Soul Pattinson & Co. Ltd.	26,478	321,394
Wesfarmers Ltd.	231,872	5,721,591
Westpac Banking Corp.	800,747	8,534,775
WiseTech Global Ltd.	34,387	418,520
Woodside Petroleum Ltd.	182,467	2,681,903
Woolworths Group Ltd.	281,107	6,579,458
Worley Ltd.	62,081	365,800

		203,245,428

Austria — 0.0%
ANDRITZ AG	6,703	220,254
Erste Group Bank AG	71,425	1,550,945
OMV AG	53,471	1,751,147
Raiffeisen Bank International AG	8,372	144,242
Verbund AG	8,583	388,823
voestalpine AG	49,789	1,030,418

		5,085,829

Belgium — 0.3%
Ageas	79,312	2,853,693
Anheuser-Busch InBev SA/NV	183,627	8,423,183
Colruyt SA	12,038	720,177
Galapagos NV(a)	11,223	2,476,949
Groupe Bruxelles Lambert SA	47,055	3,756,187
KBC Group NV	59,071	3,188,438
Proximus SADP	18,429	393,007
Solvay SA	4,823	376,335
Telenet Group Holding NV	2,143	89,382
UCB SA	34,225	3,131,634
Umicore SA	55,319	2,387,887

		27,796,872

Brazil — 0.4%
Ambev SA	1,095,595	2,295,097
Atacadao SA	51,200	189,164
B2W Cia. Digital(a)	49,900	675,221
B3 SA — Brasil, Bolsa, Balcao	546,600	3,879,403
Banco Bradesco SA	75,130	243,711
Banco BTG Pactual SA	53,700	419,617
Banco do Brasil SA	217,000	1,142,464
Banco Santander Brasil SA	29,400	146,639
BB Seguridade Participacoes SA	152,100	745,988
BR Malls Participacoes SA	422,448	783,511
BRF SA(a)	163,772	586,618
CCR SA	447,500	1,020,935
Centrais Eletricas Brasileiras SA	128,933	577,582
Cia Brasileira de Distribuicao	60,471	739,732
Cia. de Saneamento Basico do Estado de Sao Paulo	106,100	785,563
Cia. Siderurgica Nacional SA	115,000	190,346
Cielo SA	421,546	316,161
Cogna Educacao	474,300	485,401
Cosan SA	32,400	361,151

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Embraer SA(a)	243,764	$389,514
Energisa SA	5,100	41,171
Engie Brasil Energia SA	25,800	186,447
Equatorial Energia SA	170,900	578,685
Hapvida Participacoes e Investimentos SA(d)	53,200	515,362
Hypera SA	158,600	851,992
IRB Brasil Resseguros S/A	173,900	328,313
JBS SA	294,400	1,296,528
Klabin SA	206,900	680,710
Localiza Rent a Car SA	130,885	826,660
Lojas Renner SA	135,800	963,065
Magazine Luiza SA	169,400	1,555,277
Natura & Co. Holding SA	152,400	999,990
Notre Dame Intermedica Participacoes SA	117,200	1,186,657
Petrobras Distribuidora SA	155,800	562,092
Petroleo Brasileiro SA	574,700	1,979,967
Porto Seguro SA	13,700	114,620
Raia Drogasil SA	49,200	952,317
Rumo SA(a)	403,500	1,475,120
Sul America SA	63,500	524,934
Suzano SA(a)	141,913	1,033,158
TIM Participacoes SA	353,800	833,962
Ultrapar Participacoes SA	245,800	658,397
Vale SA	789,602	6,543,429
WEG SA	199,400	1,471,198

		42,133,869

Canada — 2.8%
Agnico Eagle Mines Ltd.	61,373	3,593,697
Air Canada(a)	28,311	412,552
Algonquin Power & Utilities Corp.	66,667	926,364
Alimentation Couche-Tard Inc., Class B	216,632	6,057,804
AltaGas Ltd.	58,683	703,038
Atco Ltd., Class I, NVS	10,439	293,791
Aurora Cannabis Inc.(a)(b)	252,177	185,191
Bank of Montreal	136,223	6,940,856
Bank of Nova Scotia (The)	278,114	11,173,016
Barrick Gold Corp.	429,987	11,092,145
Bausch Health Companies Inc.(a)	81,687	1,479,123
BCE Inc.	96,977	3,930,189
BlackBerry Ltd.(a)	88,423	378,151
Bombardier Inc., Class B(a)(b)	644,102	227,229
Brookfield Asset Management Inc., Class A	336,030	11,380,432
CAE Inc.	54,155	896,767
Cameco Corp.	161,884	1,613,071
Canadian Apartment Properties REIT	25,258	871,060
Canadian Imperial Bank of Commerce	89,532	5,316,678
Canadian National Railway Co.	173,007	14,338,051
Canadian Natural Resources Ltd.	292,112	4,902,358
Canadian Pacific Railway Ltd.	35,844	8,164,158
Canadian Tire Corp. Ltd., Class A, NVS	26,041	1,831,185
Canadian Utilities Ltd., Class A, NVS	136,758	3,343,750
Canopy Growth Corp.(a)(b)	57,370	916,962
CCL Industries Inc., Class B, NVS	63,448	1,987,561
Cenovus Energy Inc.	305,316	1,110,080
CGI Inc.(a)	49,505	3,163,943
CI Financial Corp.	31,293	333,218
Constellation Software Inc.	5,727	5,519,105
Cronos Group Inc.(a)(b)	39,327	233,309
Dollarama Inc.	83,197	2,615,199
Emera Inc.	30,693	1,224,450

Security	Shares	Value

Canada (continued)
Empire Co. Ltd., Class A, NVS	24,557	$543,314
Enbridge Inc.	507,495	15,583,471
Fairfax Financial Holdings Ltd.	9,894	2,688,501
First Quantum Minerals Ltd.	193,317	1,183,048
Fortis Inc.	86,964	3,377,255
Franco-Nevada Corp.	50,013	6,631,192
George Weston Ltd.	8,745	621,679
Gildan Activewear Inc.	65,666	918,128
Great-West Lifeco Inc.	36,839	607,905
H&R Real Estate Investment Trust	11,902	84,491
Husky Energy Inc.	176,309	567,408
Hydro One Ltd.(d)	37,090	674,000
iA Financial Corp. Inc.	17,891	582,090
Imperial Oil Ltd.	111,907	1,812,008
Intact Financial Corp.	19,380	1,848,352
Inter Pipeline Ltd.	74,530	624,594
Keyera Corp.	39,248	583,514
Kinross Gold Corp.(a)	439,150	2,905,640
Kirkland Lake Gold Ltd.	59,639	2,470,664
Loblaw Companies Ltd.	24,058	1,186,488
Lundin Mining Corp.	100,930	495,585
Magna International Inc.	79,546	3,106,357
Manulife Financial Corp.	465,459	5,874,579
Methanex Corp.	11,113	177,062
Metro Inc.	48,687	2,007,491
National Bank of Canada	52,415	2,118,563
Nutrien Ltd.	151,767	5,431,684
Onex Corp.	12,790	590,811
Open Text Corp.	97,050	3,675,316
Ovintiv Inc.(b)	70,164	439,488
Parkland Fuel Corp.	33,105	784,872
Pembina Pipeline Corp.	142,092	3,265,472
Power Corp. of Canada	214,849	3,443,276
PrairieSky Royalty Ltd.	30,270	221,857
Quebecor Inc., Class B	24,724	539,533
Restaurant Brands International Inc.	70,383	3,440,733
RioCan REIT	16,604	190,074
Rogers Communications Inc., Class B, NVS	103,879	4,360,233
Royal Bank of Canada	330,874	20,398,676
Saputo Inc.	97,598	2,459,361
Shaw Communications Inc., Class B, NVS	169,414	2,770,000
Shopify Inc., Class A(a)	25,973	16,507,754
SmartCentres Real Estate Investment Trust	12,393	190,229
Stars Group Inc. (The)(a)	52,004	1,453,843
Sun Life Financial Inc.	138,254	4,748,982
Suncor Energy Inc.	390,768	6,982,873
TC Energy Corp.	233,272	10,758,778
Teck Resources Ltd., Class B	150,441	1,328,997
TELUS Corp.	195,400	3,200,511
Thomson Reuters Corp.	57,809	4,081,737
Toronto-Dominion Bank (The)	445,439	18,652,027
Waste Connections Inc.(b)	69,863	6,001,930
West Fraser Timber Co. Ltd.	9,689	270,241
Wheaton Precious Metals Corp.	125,603	4,782,852
WSP Global Inc.	19,298	1,297,834

		308,697,836

Chile — 0.1%
Aguas Andinas SA, Class A	1,912,005	640,407
Banco de Chile	9,178,526	808,091
Banco de Credito e Inversiones SA	20,980	777,944

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Banco Santander Chile	16,898,106	$724,664
Cia. Cervecerias Unidas SA	92,807	666,103
Colbun SA	4,241,384	621,517
Empresas CMPC SA	497,296	1,070,712
Empresas COPEC SA	120,123	749,790
Enel Americas SA	8,259,752	1,353,620
Enel Chile SA	8,687,857	706,589
Falabella SA	154,563	421,551
Itau CorpBanca Chile SA	72,198,507	204,080
Latam Airlines Group SA	68,883	259,969

		9,005,037

China — 4.7%
3SBio Inc.(a)(b)(d)	336,000	336,366
51job Inc., ADR(a)(b)	11,262	675,044
58.com Inc., ADR(a)	29,232	1,518,602
AAC Technologies Holdings Inc.(b)	188,500	900,800
Agile Group Holdings Ltd.	148,000	162,884
Agricultural Bank of China Ltd., Class A	3,336,500	1,635,319
Agricultural Bank of China Ltd., Class H	7,565,000	3,105,503
Aier Eye Hospital Group Co. Ltd., Class A	140,196	881,568
Air China Ltd., Class H	316,000	221,640
Alibaba Group Holding Ltd., ADR(a)	430,423	87,233,829
Alibaba Health Information Technology Ltd.(a)	978,000	2,310,346
Alibaba Pictures Group Ltd.(a)(b)	4,070,000	533,007
A-Living Services Co. Ltd., Class H(d)	127,500	685,557
Anhui Conch Cement Co. Ltd., Class A	196,392	1,668,095
Anhui Conch Cement Co. Ltd., Class H	209,000	1,605,394
ANTA Sports Products Ltd.	263,000	2,167,559
Autohome Inc., ADR	17,583	1,444,443
BAIC Motor Corp. Ltd., Class H(d)	164,000	70,628
Baidu Inc., ADR(a)	69,006	6,964,776
Bank of China Ltd., Class H	23,053,000	8,621,629
Bank of Communications Co. Ltd., Class A	2,534,300	1,859,615
Bank of Ningbo Co. Ltd., Class A	374,796	1,383,050
Bank of Shanghai Co. Ltd., Class A	1,160,341	1,342,898
Baozun Inc., ADR(a)(b)	15,005	477,759
Beijing Capital International Airport Co. Ltd., Class H	398,000	261,613
Beijing Enterprises Holdings Ltd.	35,500	123,156
Beijing Enterprises Water Group Ltd.	3,186,000	1,203,573
BEST Inc., ADR(a)(b)	55,157	296,193
Bosideng International Holdings Ltd.	1,008,000	267,823
Brilliance China Automotive Holdings Ltd.	884,000	802,589
BYD Co. Ltd., Class H(b)	193,500	1,189,067
BYD Electronic International Co. Ltd.(b)	195,000	440,517
CGN Power Co. Ltd., Class H(d)	454,000	110,908
China Aoyuan Group Ltd.	279,000	319,004
China Cinda Asset Management Co. Ltd., Class H	554,000	105,340
China CITIC Bank Corp. Ltd., Class H	706,000	336,937
China Communications Construction Co. Ltd., Class H	760,000	496,691
China Communications Services Corp. Ltd., Class H	484,000	335,817
China Conch Venture Holdings Ltd.	454,500	2,129,032
China Construction Bank Corp., Class H	24,078,260	19,162,299
China East Education Holdings Ltd.(a)(d)	246,000	387,833
China Education Group Holdings Ltd.	177,000	291,086
China Everbright Bank Co. Ltd., Class A	2,303,000	1,216,853
China Everbright International Ltd.	717,000	407,194
China Everbright Ltd.	280,000	418,165
China Evergrande Group	470,000	814,370
China Galaxy Securities Co. Ltd., Class H	811,500	404,659

Security	Shares	Value

China (continued)
China Gas Holdings Ltd.	522,000	$1,883,218
China Hongqiao Group Ltd.	218,000	105,962
China Huarong Asset Management Co. Ltd., Class H(d)	1,698,000	186,021
China Huishan Dairy Holdings Co. Ltd.(a)(c)	813,015	1
China International Capital Corp. Ltd., Class H(d)	402,400	604,004
China International Travel Service Corp. Ltd., Class A	93,490	1,209,125
China Jinmao Holdings Group Ltd.	1,184,000	806,593
China Lesso Group Holdings Ltd.	362,000	502,337
China Life Insurance Co. Ltd., Class H	2,110,000	4,394,641
China Longyuan Power Group Corp. Ltd., Class H	440,000	214,422
China Medical System Holdings Ltd.	395,000	459,594
China Mengniu Dairy Co. Ltd.	864,000	3,008,253
China Merchants Bank Co. Ltd., Class A	451,300	2,243,283
China Merchants Bank Co. Ltd., Class H	1,043,288	4,880,547
China Merchants Port Holdings Co. Ltd.	98,000	123,405
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	580,994	1,408,999
China Minsheng Banking Corp. Ltd., Class A	2,296,600	1,916,178
China Minsheng Banking Corp. Ltd., Class H	952,500	695,662
China Mobile Ltd.	1,589,500	12,499,666
China Molybdenum Co. Ltd., Class H	1,092,000	321,769
China National Building Material Co. Ltd., Class H	886,000	1,087,787
China Oilfield Services Ltd., Class H	554,000	419,964
China Overseas Land & Investment Ltd.	960,000	3,439,212
China Pacific Insurance Group Co. Ltd., Class A	240,599	1,048,713
China Pacific Insurance Group Co. Ltd., Class H(b)	699,200	2,262,768
China Petroleum & Chemical Corp., Class H	7,567,200	3,735,310
China Railway Construction Corp. Ltd., Class H	530,000	567,284
China Railway Group Ltd., Class H	871,000	511,104
China Resources Beer Holdings Co. Ltd.	388,000	1,805,309
China Resources Cement Holdings Ltd.	506,000	669,029
China Resources Gas Group Ltd.	236,000	1,301,642
China Resources Land Ltd.	682,000	2,730,970
China Resources Power Holdings Co. Ltd.	372,000	430,491
China Shenhua Energy Co. Ltd., Class H	1,432,000	2,499,261
China Southern Airlines Co. Ltd., Class H(b)	246,000	119,881
China State Construction Engineering Corp. Ltd., Class A	2,044,457	1,517,555
China State Construction International Holdings Ltd.	384,000	290,127
China Taiping Insurance Holdings Co. Ltd.	696,400	1,145,269
China Telecom Corp. Ltd., Class H	5,284,000	1,776,558
China Tower Corp. Ltd., Class H(d)	11,872,000	2,601,229
China Traditional Chinese Medicine Holdings Co. Ltd.	704,000	304,956
China Unicom Hong Kong Ltd.	2,082,000	1,313,481
China United Network Communications Ltd., Class A	1,783,796	1,319,019
China Vanke Co. Ltd., Class A	440,896	1,673,810
China Yangtze Power Co. Ltd., Class A	627,910	1,552,130
China Zhongwang Holdings Ltd.(b)	238,800	56,232
CIFI Holdings Group Co. Ltd.	574,000	425,728
CITIC Ltd.	1,101,000	1,118,836
CITIC Securities Co. Ltd., Class A	546,399	1,834,398
CNOOC Ltd.	5,113,000	5,659,396
Contemporary Amperex Technology Co. Ltd., Class A	74,500	1,523,697
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	404,000	258,943
COSCO SHIPPING Ports Ltd.	374,000	194,503
Country Garden Holdings Co. Ltd.	2,117,866	2,664,216
Country Garden Services Holdings Co. Ltd.	328,000	1,486,900
CRRC Corp. Ltd., Class A	2,246,198	1,969,582

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CRRC Corp. Ltd., Class H	674,000	$348,825
CSPC Pharmaceutical Group Ltd.	1,214,000	2,354,208
Dali Foods Group Co. Ltd.(d)	554,000	332,762
Dongfeng Motor Group Co. Ltd., Class H	470,000	304,797
ENN Energy Holdings Ltd.	247,700	2,732,345
Far East Horizon Ltd.	397,000	312,947
Foshan Haitian Flavouring & Food Co. Ltd., Class A	67,547	1,176,249
Fosun International Ltd.(b)	1,303,500	1,611,862
GDS Holdings Ltd., ADR(a)(b)	19,752	1,132,185
Geely Automobile Holdings Ltd.	1,284,000	1,959,625
Genscript Biotech Corp.(a)(b)	280,000	487,977
GF Securities Co. Ltd., Class H	361,200	385,245
GOME Retail Holdings Ltd.(a)(b)	3,853,000	436,664
Great Wall Motor Co. Ltd., Class H	1,366,500	891,343
Gree Electric Appliances Inc. of Zhuhai, Class A	121,856	945,420
Greentown Service Group Co. Ltd.	308,000	399,478
Guangdong Investment Ltd.	1,002,000	2,033,940
Guangzhou Automobile Group Co. Ltd., Class H	684,000	602,059
Guotai Junan Securities Co. Ltd., Class H(d)	217,600	305,794
Haidilao International Holding Ltd.(b)(d)	107,000	454,740
Haier Electronics Group Co. Ltd.	474,000	1,274,329
Haitian International Holdings Ltd.	144,000	252,410
Haitong Securities Co. Ltd., Class H	892,800	794,839
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	295,235	1,340,808
Hansoh Pharmaceutical Group Co. Ltd.(a)(d)	182,000	689,832
Hengan International Group Co. Ltd.	222,000	1,933,083
Hua Hong Semiconductor Ltd.(b)(d)	143,000	271,185
Huaneng Power International Inc., Class H	622,000	228,707
Huatai Securities Co. Ltd., Class H(d)	536,600	873,009
Huazhu Group Ltd., ADR(b)	41,877	1,507,991
Hutchison China MediTech Ltd., ADR(a)(b)	18,492	397,763
HUYA Inc., ADR(a)(b)	11,696	189,826
Industrial & Commercial Bank of China Ltd., Class A	1,974,900	1,446,342
Industrial & Commercial Bank of China Ltd., Class H	16,864,260	11,191,372
Industrial Bank Co. Ltd., Class A	630,100	1,483,460
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	257,900	1,068,228
Innovent Biologics Inc.(a)(d)	272,500	1,317,659
iQIYI Inc., ADR(a)(b)	39,671	673,217
JD.com Inc., ADR(a)	192,647	8,303,086
Jiangsu Expressway Co. Ltd., Class H	280,000	326,141
Jiangsu Hengrui Medicine Co. Ltd., Class A	147,866	1,947,989
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	98,400	1,372,151
JOYY Inc.(a)(b)	18,837	1,148,304
Kaisa Group Holdings Ltd.	622,000	231,840
Kingboard Holdings Ltd.	160,500	386,428
Kingdee International Software Group Co. Ltd.(b)	629,000	893,440
Kingsoft Corp. Ltd.(a)(b)	234,000	794,109
Kunlun Energy Co. Ltd.	1,192,000	758,007
Kweichow Moutai Co. Ltd., Class A	24,832	4,452,232
KWG Group Holdings Ltd.	272,000	391,147
Legend Holdings Corp., Class H(d)	106,400	121,388
Lenovo Group Ltd.(b)	2,344,000	1,245,591
Li Ning Co. Ltd.	516,000	1,588,671
Logan Property Holdings Co. Ltd.	214,000	328,760
Longfor Group Holdings Ltd.(d)	405,000	2,001,705
Luckin Coffee Inc., ADR(a)(b)(c)	22,430	98,468
Luxshare Precision Industry Co. Ltd., Class A	229,990	1,541,336
Luye Pharma Group Ltd.(d)	390,000	185,636

Security	Shares	Value

China (continued)
Meituan Dianping, Class B(a)	261,500	$3,418,019
Momo Inc., ADR	45,606	1,098,192
Muyuan Foodstuff Co. Ltd., Class A	81,000	1,461,806
NetEase Inc., ADR(b)	18,438	6,360,372
New China Life Insurance Co. Ltd., Class H	231,500	784,167
New Oriental Education & Technology Group Inc., ADR(a)	38,910	4,967,251
Nexteer Automotive Group Ltd.(b)	99,000	50,115
NIO Inc., ADR(a)(b)	167,215	570,203
Noah Holdings Ltd.(a)(b)	10,686	296,643
People’s Insurance Co. Group of China Ltd. (The), Class H	1,986,000	635,212
PetroChina Co. Ltd., Class H	6,356,000	2,233,025
PICC Property & Casualty Co. Ltd., Class H	1,492,000	1,395,928
Pinduoduo Inc., ADR(a)(b)	49,359	2,341,591
Ping An Bank Co. Ltd., Class A	601,200	1,186,330
Ping An Healthcare and Technology Co. Ltd.(a)(d)	88,200	1,192,829
Ping An Insurance Group Co. of China Ltd., Class A	246,500	2,600,011
Ping An Insurance Group Co. of China Ltd., Class H	1,428,500	14,336,528
Poly Developments and Holdings Group Co. Ltd., Class A	535,800	1,232,605
Postal Savings Bank of China Co. Ltd., Class H(d)	1,370,000	802,193
SAIC Motor Corp. Ltd., Class A	445,313	1,192,237
Seazen Group Ltd.	534,000	504,994
Semiconductor Manufacturing International Corp.(a)	811,000	1,513,472
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	600,000	893,047
Shanghai Pudong Development Bank Co. Ltd., Class A	1,060,652	1,597,134
Shenzhen Expressway Co. Ltd., Class H	254,000	282,423
Shenzhen International Holdings Ltd.	296,500	554,816
Shenzhou International Group Holdings Ltd.	176,900	2,012,618
Shimao Property Holdings Ltd.	308,500	1,215,920
SINA Corp.(a)	22,671	765,600
Sino Biopharmaceutical Ltd.(b)	1,812,000	2,587,478
Sino-Ocean Group Holding Ltd.	2,945,000	756,521
Sinopec Engineering Group Co. Ltd., Class H	91,000	42,284
Sinopharm Group Co. Ltd., Class H	304,800	806,009
Sinotruk Hong Kong Ltd.	179,500	353,062
Sun Art Retail Group Ltd.	593,500	965,581
Sunac China Holdings Ltd.	606,000	2,625,043
Sunny Optical Technology Group Co. Ltd.(b)	183,700	2,546,841
TAL Education Group, ADR(a)	102,884	5,575,284
Tencent Holdings Ltd.	1,429,400	75,057,702
Tencent Music Entertainment Group, ADR(a)	6,327	72,191
Tingyi Cayman Islands Holding Corp.	494,000	853,467
TravelSky Technology Ltd., Class H	374,000	645,205
Trip.com Group Ltd., ADR(a)	122,115	3,145,682
Tsingtao Brewery Co. Ltd., Class H	126,000	748,097
Uni-President China Holdings Ltd.	303,000	297,988
Vipshop Holdings Ltd., ADR(a)	111,505	1,776,275
Wanhua Chemical Group Co. Ltd., Class A	211,493	1,348,167
Want Want China Holdings Ltd.(b)	2,375,000	1,662,815
Weibo Corp., ADR(a)(b)	16,586	622,473
Weichai Power Co. Ltd., Class H	514,000	877,664
Wens Foodstuffs Group Co. Ltd., Class A	286,830	1,228,282
Wharf Holdings Ltd. (The)	521,200	962,152
Wuliangye Yibin Co. Ltd., Class A	118,200	2,273,299
WuXi AppTec Co. Ltd., Class A	87,495	1,261,358
WuXi AppTec Co. Ltd., Class H(d)	32,800	452,265

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuxi Biologics Cayman Inc.(a)(d)	203,000	$3,093,049
Xiaomi Corp., Class B(a)(b)(d)	2,626,800	3,373,903
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	217,600	208,521
Xinyi Solar Holdings Ltd.	1,146,000	704,222
Yanzhou Coal Mining Co. Ltd., Class H	470,000	348,001
Yihai International Holding Ltd.	127,000	991,519
Yum China Holdings Inc.	99,335	4,813,774
Zai Lab Ltd., ADR(a)	11,815	741,037
Zhejiang Expressway Co. Ltd., Class H	322,000	236,390
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(d)	97,700	329,712
Zhongsheng Group Holdings Ltd.(b)	140,000	551,795
Zhuzhou CRRC Times Electric Co. Ltd., Class H	122,500	368,671
Zijin Mining Group Co. Ltd., Class H	1,438,000	579,448
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	328,200	257,886
ZTE Corp., Class H(a)	194,200	542,885
ZTO Express Cayman Inc., ADR	84,745	2,522,011

		511,066,244

Colombia — 0.0%
Ecopetrol SA	2,086,407	1,112,495
Grupo de Inversiones Suramericana SA	148,595	815,829
Interconexion Electrica SA ESP	26,649	123,739

		2,052,063

Czech Republic — 0.0%
CEZ AS	117,045	2,186,658
Komercni Banka AS(a)	54,986	1,167,644

		3,354,302

Denmark — 0.6%
AP Moller — Maersk A/S, Class A	2,379	2,195,387
Carlsberg A/S, Class B	34,354	4,330,915
Chr Hansen Holding A/S	31,455	2,710,137
Coloplast A/S, Class B	22,288	3,524,506
Danske Bank A/S(a)	177,793	2,109,296
Demant A/S(a)	17,729	423,659
DSV Panalpina A/S	53,188	5,486,978
Genmab A/S(a)	17,842	4,289,793
H Lundbeck A/S	11,209	408,324
ISS A/S(a)	21,689	323,552
Novo Nordisk A/S, Class B	432,051	27,550,931
Novozymes A/S, Class B	71,524	3,503,396
Orsted A/S(d)	33,978	3,434,394
Pandora A/S	26,711	948,719
Tryg A/S	85,250	2,256,844
Vestas Wind Systems A/S	51,957	4,471,995

		67,968,826

Egypt — 0.0%
Commercial International Bank Egypt SAE	317,406	1,288,769

Finland — 0.3%
Elisa OYJ	22,580	1,371,135
Fortum OYJ	139,069	2,307,682
Kone OYJ, Class B	74,058	4,487,321
Metso OYJ	46,340	1,285,654
Neste OYJ	116,889	4,139,162
Nokia OYJ	1,394,569	5,077,314
Nokian Renkaat OYJ	16,741	358,202
Nordea Bank Abp	786,525	5,092,538

Security	Shares	Value

Finland (continued)
Orion OYJ, Class B	17,427	$885,292
Sampo OYJ, Class A	128,647	4,261,029
Stora Enso OYJ, Class R	200,780	2,375,075
UPM-Kymmene OYJ	149,707	4,141,985
Wartsila OYJ Abp	146,895	1,078,634

		36,861,023

France — 2.9%
Accor SA	75,693	2,099,193
Aeroports de Paris	3,958	387,567
Air Liquide SA	113,392	14,419,416
Airbus SE(a)	144,654	9,170,479
Alstom SA	69,312	2,836,275
Amundi SA(d)	8,779	582,708
Arkema SA	31,942	2,648,445
Atos SE	29,881	2,129,326
AXA SA	449,905	7,981,079
BioMerieux	8,925	1,107,570
BNP Paribas SA	252,222	7,921,719
Bollore SA	77,745	206,243
Bouygues SA	79,507	2,447,931
Bureau Veritas SA	21,634	448,797
Capgemini SE	45,540	4,276,707
Carrefour SA	173,855	2,569,763
Casino Guichard Perrachon SA(b)	9,986	374,396
Cie. de Saint-Gobain	133,946	3,551,874
Cie. Generale des Etablissements Michelin SCA	47,483	4,633,924
Covivio	2,653	166,068
Credit Agricole SA	296,187	2,362,380
Danone SA	148,046	10,257,910
Dassault Systemes SE	23,166	3,388,660
Edenred	81,024	3,263,175
Eiffage SA	7,859	643,015
Electricite de France SA	140,271	1,117,569
Engie SA	461,555	5,006,879
EssilorLuxottica SA	68,805	8,489,541
Eurazeo SE	3,235	154,700
Eurofins Scientific SE	2,387	1,320,313
Eutelsat Communications SA	29,661	332,674
Faurecia SE	12,420	449,736
Gecina SA	4,629	603,854
Getlink SE	191,059	2,433,774
Hermes International	7,763	5,678,178
Iliad SA	5,534	824,349
Ingenico Group SA	17,730	2,227,436
Ipsen SA	5,489	407,320
Kering SA	18,809	9,480,808
Klepierre SA	33,966	686,581
Legrand SA	68,002	4,582,168
L’Oreal SA	62,311	18,106,520
LVMH Moet Hennessy Louis Vuitton SE	68,890	26,594,188
Natixis SA	182,224	431,314
Orange SA	480,878	5,864,867
Pernod Ricard SA	56,722	8,641,949
Peugeot SA(b)	108,535	1,554,335
Publicis Groupe SA	65,840	1,956,468
Remy Cointreau SA	2,963	330,379
Renault SA	54,235	1,075,561
Safran SA	82,809	7,638,812
Sanofi	285,921	27,931,563
Sartorius Stedim Biotech	4,614	1,106,763

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Schneider Electric SE	144,710	$13,228,480
SCOR SE	24,167	680,282
SEB SA	4,643	558,385
SES SA	92,816	619,728
Societe Generale SA	172,311	2,691,321
Sodexo SA(b)	10,882	864,131
STMicroelectronics NV	201,563	5,234,502
Suez	171,104	1,933,136
Teleperformance	10,357	2,319,852
Thales SA	18,284	1,384,630
TOTAL SA	583,508	20,994,968
Ubisoft Entertainment SA(a)	25,936	1,929,451
Unibail-Rodamco-Westfield	35,319	2,078,153
Valeo SA	72,337	1,677,314
Veolia Environnement SA	157,747	3,366,623
Vinci SA	123,827	10,131,389
Vivendi SA	242,605	5,236,115
Wendel SE	25,120	2,146,087
Worldline SA(a)(d)	31,044	2,107,474

		314,085,240

Germany — 2.1%
adidas AG	43,929	10,065,747
Allianz SE, Registered	101,123	18,705,150
Aroundtown SA	256,857	1,381,357
BASF SE	216,126	11,051,403
Bayer AG, Registered	243,165	16,017,603
Bayerische Motoren Werke AG	69,056	4,088,181
Beiersdorf AG	34,366	3,597,734
Brenntag AG	22,045	994,569
Carl Zeiss Meditec AG, Bearer	8,202	808,079
Commerzbank AG(b)	302,398	1,117,524
Continental AG	25,844	2,185,295
Covestro AG(d)	59,657	2,004,702
Daimler AG, Registered(b)	212,077	7,325,199
Delivery Hero SE(a)(d)	27,891	2,352,274
Deutsche Bank AG, Registered(b)	504,439	3,744,926
Deutsche Boerse AG	50,171	7,789,487
Deutsche Lufthansa AG, Registered(a)(b)	42,420	379,042
Deutsche Post AG, Registered	246,523	7,330,951
Deutsche Telekom AG, Registered	780,897	11,397,090
Deutsche Wohnen SE	92,639	3,754,297
E.ON SE	513,679	5,145,837
Evonik Industries AG	31,247	768,690
Fraport AG Frankfurt Airport Services Worldwide	2,831	124,156
Fresenius Medical Care AG & Co. KGaA	56,163	4,408,188
Fresenius SE & Co. KGaA	109,265	4,742,837
GEA Group AG	51,935	1,193,435
Hannover Rueck SE	12,410	1,977,734
HeidelbergCement AG	54,820	2,604,723
Henkel AG & Co. KGaA	11,228	874,390
HOCHTIEF AG	1,892	148,688
Infineon Technologies AG	320,543	5,950,987
KION Group AG	10,657	528,886
Knorr-Bremse AG	6,666	619,586
LANXESS AG	36,417	1,793,343
Merck KGaA	34,914	4,057,402
METRO AG	81,385	706,710
MTU Aero Engines AG	15,277	2,079,899
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	38,669	8,504,713

Security	Shares	Value

Germany (continued)
Puma SE	30,106	$1,892,111
QIAGEN NV(a)	56,679	2,359,059
RWE AG	150,355	4,321,303
SAP SE	242,741	28,964,333
Siemens AG, Registered	186,575	17,304,830
Siemens Healthineers AG(d)	26,030	1,146,128
Symrise AG	21,440	2,167,972
Telefonica Deutschland Holding AG	100,383	285,319
thyssenkrupp AG(a)(b)	120,122	799,943
TUI AG(b)	95,968	383,121
Uniper SE	32,225	864,753
United Internet AG, Registered(e)	23,210	799,519
Vonovia SE	119,702	5,906,487
Wirecard AG(b)	29,874	2,957,977
Zalando SE(a)(d)	40,831	1,989,690

		234,463,359

Greece — 0.0%
Alpha Bank AE(a)	327,753	239,445
Eurobank Ergasias Services and Holdings SA, Series A(a)	330,538	133,302
Hellenic Telecommunications Organization SA	5,628	74,589
Jumbo SA	71,617	1,120,937
National Bank of Greece SA(a)	77,625	105,343

		1,673,616

Hong Kong — 1.0%
AIA Group Ltd.	2,969,200	26,901,450
ASM Pacific Technology Ltd.	85,200	845,418
Bank of East Asia Ltd. (The)(b)	320,800	664,112
BeiGene Ltd., ADR(a)(b)	10,185	1,556,574
BOC Hong Kong Holdings Ltd.	547,000	1,642,787
Budweiser Brewing Co. APAC Ltd.(a)(b)(d)	395,100	1,052,259
CK Asset Holdings Ltd.	525,016	3,239,471
CK Hutchison Holdings Ltd.	551,516	3,986,350
CK Infrastructure Holdings Ltd.	175,500	1,020,997
CLP Holdings Ltd.	396,500	4,134,081
Dairy Farm International Holdings Ltd.	89,700	429,663
Galaxy Entertainment Group Ltd.	522,000	3,316,172
Hang Lung Properties Ltd.	1,068,000	2,235,155
Hang Seng Bank Ltd.(b)	243,900	4,192,276
Henderson Land Development Co. Ltd.	299,003	1,193,549
HK Electric Investments & HK Electric Investments Ltd.(b)	799,000	804,900
HKT Trust & HKT Ltd.	848,000	1,330,514
Hong Kong & China Gas Co. Ltd.(b)	2,985,330	5,210,279
Hong Kong Exchanges & Clearing Ltd.	295,000	9,361,124
Hongkong Land Holdings Ltd.	278,500	1,172,485
Jardine Matheson Holdings Ltd.	46,800	2,057,328
Jardine Strategic Holdings Ltd.	77,900	1,678,745
Kerry Properties Ltd.	95,000	254,805
Kingboard Laminates Holdings Ltd.	356,500	340,727
Link REIT	632,500	5,543,387
Melco Resorts & Entertainment Ltd., ADR	81,432	1,288,254
MTR Corp. Ltd.	336,500	1,824,163
New World Development Co. Ltd.	2,027,666	2,336,270
Nine Dragons Paper Holdings Ltd.(b)	366,000	345,659
NWS Holdings Ltd.	1,009,000	1,026,616
Power Assets Holdings Ltd.	358,000	2,337,422
Sands China Ltd.	736,400	2,958,080
Sino Land Co. Ltd.	426,000	581,493

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
SJM Holdings Ltd.	386,000	$373,297
SSY Group Ltd.	512,000	354,599
Sun Hung Kai Properties Ltd.	288,000	3,858,687
Swire Pacific Ltd., Class A	107,000	685,815
Swire Properties Ltd.	186,000	509,422
Techtronic Industries Co. Ltd.(b)	437,500	3,253,145
Vitasoy International Holdings Ltd.(b)	216,000	758,863
WH Group Ltd.(d)	2,685,500	2,529,485
Wharf Real Estate Investment Co. Ltd.	453,200	1,868,989
Wheelock & Co. Ltd.(b)	216,000	1,543,565
Wynn Macau Ltd.	274,000	469,240
Yue Yuen Industrial Holdings Ltd.	133,500	209,462

		113,277,134

Hungary — 0.0%
OTP Bank Nyrt	80,386	2,390,036

India — 0.1%
Hindustan Unilever Ltd.	32,614	953,296
Housing Development Finance Corp. Ltd.	48,839	1,246,095
Infosys Ltd.	127,201	1,211,963
Reliance Industries Ltd.	67,962	1,326,750
Tata Consultancy Services Ltd.	46,321	1,242,577

		5,980,681

Indonesia — 0.2%
Adaro Energy Tbk PT	2,485,000	153,694
Astra International Tbk PT	6,446,200	1,668,428
Bank Central Asia Tbk PT	2,528,100	4,393,370
Bank Mandiri Persero Tbk PT	4,112,314	1,233,003
Bank Negara Indonesia Persero Tbk PT	3,085,988	850,592
Bank Rakyat Indonesia Persero Tbk PT	13,575,200	2,491,449
Barito Pacific Tbk PT(a)	7,198,900	701,742
Charoen Pokphand Indonesia Tbk PT	2,181,145	674,505
Gudang Garam Tbk PT	87,000	264,948
Indah Kiat Pulp & Paper Corp. Tbk PT	435,400	162,452
Indocement Tunggal Prakarsa Tbk PT	687,500	538,445
Indofood Sukses Makmur Tbk PT	2,492,700	1,093,436
Kalbe Farma Tbk PT	10,408,600	1,007,622
Pabrik Kertas Tjiwi Kimia Tbk PT	269,100	90,454
Perusahaan Gas Negara Tbk PT	1,297,300	74,568
Semen Indonesia Persero Tbk PT	1,273,700	680,734
Telekomunikasi Indonesia Persero Tbk PT	9,678,700	2,277,341
Unilever Indonesia Tbk PT	3,548,700	1,974,151
United Tractors Tbk PT	661,206	724,548

		21,055,482

Ireland — 0.5%
AIB Group PLC(a)	74,861	102,494
Bank of Ireland Group PLC	334,402	675,036
CRH PLC	223,100	6,732,157
Flutter Entertainment PLC(a)	23,344	2,856,022
Kerry Group PLC, Class A	48,615	5,575,066
Kingspan Group PLC	12,028	612,603
Linde PLC	135,854	24,995,777
Smurfit Kappa Group PLC	78,415	2,458,113
Steris PLC	17,222	2,454,135
Trane Technologies PLC	61,817	5,404,042

		51,865,445

Israel — 0.2%
Azrieli Group Ltd.	3,520	210,030
Bank Hapoalim BM	114,423	741,084

Security	Shares	Value

Israel (continued)
Bank Leumi Le-Israel BM	167,484	$911,514
Check Point Software Technologies Ltd.(a)(b)	25,640	2,711,174
CyberArk Software Ltd.(a)(b)	7,890	779,216
Elbit Systems Ltd.	3,087	422,018
ICL Ltd.	399,885	1,402,115
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	96,908	317,452
Mizrahi Tefahot Bank Ltd.	113,973	2,355,707
Nice Ltd.(a)	21,576	3,607,293
Teva Pharmaceutical Industries Ltd., ADR(a)	287,348	3,086,117
Wix.com Ltd.(a)(b)	15,609	2,041,813

		18,585,535

Italy — 0.5%
Assicurazioni Generali SpA	253,972	3,620,454
Atlantia SpA	149,296	2,429,147
CNH Industrial NV(a)	303,319	1,897,671
Davide Campari-Milano SpA	273,581	2,118,548
Enel SpA	1,945,772	13,290,187
Eni SpA	586,178	5,594,742
Ferrari NV	30,388	4,772,922
Intesa Sanpaolo SpA	3,299,192	5,142,159
Leonardo SpA	121,614	838,385
Mediobanca Banca di Credito Finanziario SpA	330,168	1,912,315
Moncler SpA	29,482	1,107,603
Pirelli & C SpA(d)	30,278	117,863
Poste Italiane SpA(d)	82,643	701,702
Prysmian SpA	43,363	815,498
Recordati SpA	47,105	2,046,738
Snam SpA	783,401	3,507,745
Telecom Italia SpA/Milano(a)(b)	3,038,863	1,203,573
Tenaris SA	224,512	1,572,336
Terna Rete Elettrica Nazionale SpA	602,982	3,777,752
UniCredit SpA(a)	442,615	3,407,632

		59,874,972

Japan — 7.2%
ABC-Mart Inc.	6,900	355,534
Acom Co. Ltd.	283,600	1,161,610
Advantest Corp.	52,000	2,562,678
Aeon Co. Ltd.	158,600	3,220,647
AGC Inc.	35,100	885,911
Air Water Inc.	46,800	637,217
Aisin Seiki Co. Ltd.	52,900	1,540,969
Ajinomoto Co. Inc.	134,700	2,413,477
Alfresa Holdings Corp.	41,100	829,418
Alps Alpine Co. Ltd.	56,800	596,497
Amada Co. Ltd.	64,000	588,320
Aozora Bank Ltd.	5,500	99,420
Asahi Group Holdings Ltd.	102,400	3,581,391
Asahi Intecc Co. Ltd.	51,400	1,376,146
Asahi Kasei Corp.	357,600	2,558,227
Astellas Pharma Inc.	429,000	7,167,050
Bandai Namco Holdings Inc.	49,000	2,488,605
Bridgestone Corp.	159,900	5,051,126
Brother Industries Ltd.	67,700	1,162,362
Canon Inc.	295,700	6,317,171
Casio Computer Co. Ltd.	57,800	924,281
Central Japan Railway Co.	34,000	5,406,742
Chubu Electric Power Co. Inc.	136,500	1,861,741
Chugai Pharmaceutical Co. Ltd.	50,200	6,013,578

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chugoku Electric Power Co. Inc. (The)	61,100	$826,208
Coca-Cola Bottlers Japan Holdings Inc.	26,800	487,455
Concordia Financial Group Ltd.	553,200	1,717,514
Credit Saison Co. Ltd.	30,300	349,937
CyberAgent Inc.	27,100	1,150,549
Dai Nippon Printing Co. Ltd.	66,800	1,430,514
Daicel Corp.	58,600	480,045
Daifuku Co. Ltd.	24,700	1,739,290
Dai-ichi Life Holdings Inc.	284,300	3,618,388
Daiichi Sankyo Co. Ltd.	134,700	9,298,690
Daikin Industries Ltd.	58,200	7,622,303
Daito Trust Construction Co. Ltd.	12,400	1,196,110
Daiwa House Industry Co. Ltd.	132,500	3,416,737
Daiwa House REIT Investment Corp.	940	2,289,896
Daiwa Securities Group Inc.	633,200	2,655,135
Denso Corp.	117,900	4,202,878
Dentsu Group Inc.	49,100	1,045,961
Disco Corp.	8,100	1,844,438
East Japan Railway Co.	86,700	6,383,215
Eisai Co. Ltd.	64,200	4,520,746
FamilyMart Co. Ltd.	63,500	1,088,470
FANUC Corp.	43,000	7,169,683
Fast Retailing Co. Ltd.	12,800	6,164,492
Fuji Electric Co. Ltd.	26,500	642,830
FUJIFILM Holdings Corp.	102,200	4,911,449
Fujitsu Ltd.	47,000	4,630,336
Fukuoka Financial Group Inc.	20,700	300,042
GMO Payment Gateway Inc.(b)	10,600	956,562
Hakuhodo DY Holdings Inc.	44,900	504,697
Hamamatsu Photonics KK	46,400	2,052,387
Hankyu Hanshin Holdings Inc.	53,000	1,833,824
Hikari Tsushin Inc.	6,000	1,177,725
Hirose Electric Co. Ltd.	10,500	1,165,521
Hisamitsu Pharmaceutical Co. Inc.	15,400	731,585
Hitachi Chemical Co. Ltd.(b)	27,500	1,184,247
Hitachi Ltd.	247,700	7,507,324
Hitachi Metals Ltd.	58,100	573,747
Honda Motor Co. Ltd.	413,300	10,089,490
Hoshizaki Corp.	14,200	1,094,197
Hoya Corp.	98,000	9,041,642
Hulic Co. Ltd.	63,300	634,569
Idemitsu Kosan Co. Ltd.	51,900	1,198,794
IHI Corp.	31,700	400,493
Inpex Corp.	264,500	1,709,412
Isetan Mitsukoshi Holdings Ltd.	49,000	301,510
Isuzu Motors Ltd.	103,700	799,945
ITOCHU Corp.	377,500	7,501,637
Itochu Techno-Solutions Corp.	26,800	827,044
J Front Retailing Co. Ltd.	40,000	332,538
Japan Airport Terminal Co. Ltd.	13,400	554,496
Japan Exchange Group Inc.	126,000	2,370,711
Japan Post Holdings Co. Ltd.	374,400	3,027,831
Japan Post Insurance Co. Ltd.	51,800	669,450
Japan Prime Realty Investment Corp.	209	584,383
Japan Real Estate Investment Corp.	249	1,359,854
Japan Retail Fund Investment Corp.	672	744,048
Japan Tobacco Inc.	295,700	5,570,558
JFE Holdings Inc.	138,300	936,356
JGC Holdings Corp.	58,200	573,646
JSR Corp.	47,200	900,435

Security	Shares	Value

Japan (continued)
JTEKT Corp.	142,900	$1,063,715
JXTG Holdings Inc.	918,980	3,288,854
Kajima Corp.	77,700	821,069
Kakaku.com Inc.	41,900	862,019
Kansai Electric Power Co. Inc. (The)	214,700	2,218,577
Kansai Paint Co. Ltd.	49,400	952,106
Kao Corp.	118,100	9,184,267
Kawasaki Heavy Industries Ltd.	8,400	129,140
KDDI Corp.	449,800	13,077,367
Keihan Holdings Co. Ltd.	24,500	1,110,044
Keikyu Corp.	112,800	1,869,188
Keio Corp.	26,600	1,517,370
Keisei Electric Railway Co. Ltd.	34,100	1,039,566
Keyence Corp.	46,000	16,677,608
Kikkoman Corp.	36,000	1,676,532
Kintetsu Group Holdings Co. Ltd.	57,600	2,779,408
Kirin Holdings Co. Ltd.	206,300	4,009,862
Kobayashi Pharmaceutical Co. Ltd.	14,000	1,301,351
Koito Manufacturing Co. Ltd.	21,200	810,848
Komatsu Ltd.	238,800	4,605,835
Konami Holdings Corp.	25,100	799,229
Konica Minolta Inc.	105,300	414,563
Kose Corp.	7,900	994,380
Kubota Corp.(b)	263,600	3,320,421
Kuraray Co. Ltd.	63,300	642,264
Kyocera Corp.	88,400	4,777,328
Kyowa Kirin Co. Ltd.	63,500	1,495,235
Kyushu Electric Power Co. Inc.	195,300	1,557,871
Kyushu Railway Co.	31,600	857,856
Lawson Inc.	4,900	255,230
LINE Corp.(a)	15,700	773,732
Lion Corp.	93,200	1,961,876
LIXIL Group Corp.	59,000	721,672
M3 Inc.	109,700	3,990,583
Makita Corp.	51,500	1,695,235
Marubeni Corp.	569,300	2,789,669
Marui Group Co. Ltd.	44,100	730,773
Maruichi Steel Tube Ltd.	20,100	457,318
Mazda Motor Corp.	255,200	1,460,536
Medipal Holdings Corp.	28,300	554,170
MEIJI Holdings Co. Ltd.	25,600	1,788,301
Mercari Inc.(a)	22,500	570,837
MINEBEA MITSUMI Inc.	113,900	1,889,546
MISUMI Group Inc.	90,700	2,193,390
Mitsubishi Chemical Holdings Corp.	445,100	2,569,830
Mitsubishi Corp.	370,100	7,960,256
Mitsubishi Electric Corp.	413,300	5,180,985
Mitsubishi Estate Co. Ltd.	288,700	4,758,346
Mitsubishi Gas Chemical Co. Inc.	37,600	467,297
Mitsubishi Heavy Industries Ltd.	95,000	2,455,066
Mitsubishi Materials Corp.	9,400	194,795
Mitsubishi Motors Corp.	413,900	1,180,526
Mitsubishi UFJ Financial Group Inc.	2,986,400	12,128,803
Mitsui & Co. Ltd.	483,000	6,838,378
Mitsui Chemicals Inc.	21,000	417,506
Mitsui Fudosan Co. Ltd.	194,400	3,632,218
Mitsui OSK Lines Ltd.	15,700	277,927
Mizuho Financial Group Inc.	6,398,900	7,527,766
MonotaRO Co. Ltd.(b)	31,900	1,035,143
MS&AD Insurance Group Holdings Inc.	147,100	4,294,629

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Murata Manufacturing Co. Ltd.	134,700	$7,581,796
Nabtesco Corp.	24,600	715,444
Nagoya Railroad Co. Ltd.	45,100	1,305,321
NEC Corp.	61,100	2,379,777
Nexon Co. Ltd.	127,100	2,072,870
NGK Spark Plug Co. Ltd.	18,400	279,093
NH Foods Ltd.	17,400	627,269
Nidec Corp.	96,600	5,678,474
Nikon Corp.	83,000	781,606
Nintendo Co. Ltd.	26,700	11,148,408
Nippon Building Fund Inc.	284	1,707,692
Nippon Express Co. Ltd.	16,500	816,244
Nippon Paint Holdings Co. Ltd.	36,900	2,142,881
Nippon Prologis REIT Inc.	937	2,590,145
Nippon Shinyaku Co. Ltd.	12,500	884,883
Nippon Steel Corp.	217,334	1,853,340
Nippon Telegraph & Telephone Corp.	348,400	7,959,426
Nippon Yusen KK	17,000	227,334
Nissan Chemical Corp.	33,900	1,312,442
Nissan Motor Co. Ltd.	671,000	2,320,436
Nisshin Seifun Group Inc.	45,500	715,678
Nissin Foods Holdings Co. Ltd.	15,100	1,248,272
Nitori Holdings Co. Ltd.	19,800	3,058,830
Nitto Denko Corp.	46,500	2,352,504
Nomura Holdings Inc.	882,000	3,709,951
Nomura Real Estate Holdings Inc.	20,400	338,045
Nomura Real Estate Master Fund Inc.	2,033	2,349,828
Nomura Research Institute Ltd.	87,800	2,162,671
NSK Ltd.	39,900	279,097
NTT Data Corp.	161,100	1,664,708
NTT DOCOMO Inc.	317,220	9,338,463
Obayashi Corp.	125,200	1,114,606
Obic Co. Ltd.	18,100	2,745,425
Odakyu Electric Railway Co. Ltd.	75,900	1,684,301
Oji Holdings Corp.	180,000	925,796
Olympus Corp.	287,500	4,639,092
Omron Corp.	47,100	2,801,291
Ono Pharmaceutical Co. Ltd.	108,700	2,633,765
Oracle Corp. Japan	12,300	1,279,057
Oriental Land Co. Ltd.	47,300	6,051,003
ORIX Corp.	362,900	4,374,415
Orix JREIT Inc.	707	857,511
Osaka Gas Co. Ltd.	78,400	1,465,578
Otsuka Corp.	27,100	1,227,844
Otsuka Holdings Co. Ltd.	100,500	3,998,948
Pan Pacific International Holdings Corp.	103,500	2,015,121
Panasonic Corp.	573,300	4,432,641
Park24 Co. Ltd.	30,200	488,012
PeptiDream Inc.(a)	26,800	1,015,009
Persol Holdings Co. Ltd.	46,300	545,979
Pigeon Corp.	28,900	1,036,438
Pola Orbis Holdings Inc.	18,500	331,818
Rakuten Inc.(b)	239,000	2,047,262
Recruit Holdings Co. Ltd.	322,500	9,596,437
Renesas Electronics Corp.(a)	240,400	1,303,895
Resona Holdings Inc.	770,400	2,427,875
Ricoh Co. Ltd.	166,800	1,154,271
Rohm Co. Ltd.	23,700	1,520,382
Ryohin Keikaku Co. Ltd.	58,200	703,179
Santen Pharmaceutical Co. Ltd.	93,200	1,659,445

Security	Shares	Value

Japan (continued)
SBI Holdings Inc.	82,430	$1,565,580
Secom Co. Ltd.	48,500	4,084,187
Sega Sammy Holdings Inc.	37,300	457,290
Seibu Holdings Inc.	37,600	455,342
Seiko Epson Corp.	74,800	858,275
Sekisui Chemical Co. Ltd.	69,200	886,557
Sekisui House Ltd.	141,900	2,466,182
Seven & i Holdings Co. Ltd.	193,200	6,419,223
Seven Bank Ltd.	468,900	1,280,393
SG Holdings Co. Ltd.	35,100	982,084
Sharp Corp.	51,400	576,318
Shimadzu Corp.	63,800	1,601,936
Shimamura Co. Ltd.	5,100	324,309
Shimano Inc.(b)	17,900	2,651,480
Shimizu Corp.	89,000	695,787
Shin-Etsu Chemical Co. Ltd.	84,700	9,516,720
Shinsei Bank Ltd.(a)	33,100	403,942
Shionogi & Co. Ltd.	66,200	3,670,452
Shiseido Co. Ltd.	92,500	5,517,043
Shizuoka Bank Ltd. (The)	62,300	381,018
Showa Denko KK	32,400	719,596
SMC Corp.	14,400	6,598,401
Softbank Corp.	413,300	5,658,308
SoftBank Group Corp.	382,200	16,558,962
Sohgo Security Services Co. Ltd.	18,100	875,083
Sompo Holdings Inc.	89,800	2,939,169
Sony Corp.	317,200	20,562,308
Sony Financial Holdings Inc.	35,900	693,593
Square Enix Holdings Co. Ltd.	25,600	1,054,547
Stanley Electric Co. Ltd.	22,500	520,760
Subaru Corp.	158,600	3,225,838
SUMCO Corp.	68,200	988,544
Sumitomo Chemical Co. Ltd.	597,300	1,865,602
Sumitomo Corp.	330,900	3,801,474
Sumitomo Dainippon Pharma Co. Ltd.	39,700	556,138
Sumitomo Electric Industries Ltd.	296,400	3,086,374
Sumitomo Metal Mining Co. Ltd.	47,400	1,205,002
Sumitomo Mitsui Financial Group Inc.	371,600	9,882,923
Sumitomo Mitsui Trust Holdings Inc.	103,508	3,059,698
Sumitomo Realty & Development Co. Ltd.	73,100	1,991,648
Sundrug Co. Ltd.	17,800	615,056
Suntory Beverage & Food Ltd.	31,100	1,179,319
Suzuken Co. Ltd.	14,800	575,752
Suzuki Motor Corp.(b)	89,400	2,900,160
Sysmex Corp.(b)	40,000	2,782,999
T&D Holdings Inc.	202,000	1,773,769
Taiheiyo Cement Corp.	20,100	401,868
Taisei Corp.	36,700	1,161,729
Taiyo Nippon Sanso Corp.	35,300	555,240
Takeda Pharmaceutical Co. Ltd.	373,134	13,549,159
TDK Corp.	31,900	2,798,167
Terumo Corp.	172,700	5,768,779
THK Co. Ltd.	28,300	689,934
Tobu Railway Co. Ltd.	49,000	1,679,385
Toho Co. Ltd.	32,000	1,059,335
Toho Gas Co. Ltd.	18,900	929,668
Tohoku Electric Power Co. Inc.	196,600	1,862,401
Tokio Marine Holdings Inc.	173,900	8,270,963
Tokyo Century Corp.	10,800	372,170
Tokyo Electric Power Co. Holdings Inc.(a)	508,200	1,725,128

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Electron Ltd.	39,600	$8,495,105
Tokyo Gas Co. Ltd.	133,600	2,945,984
Tokyu Corp.	101,800	1,546,016
Tokyu Fudosan Holdings Corp.	112,600	563,342
Toppan Printing Co. Ltd.	58,900	887,893
Toray Industries Inc.	369,700	1,725,509
Toshiba Corp.	106,500	2,676,070
Tosoh Corp.	41,500	515,767
TOTO Ltd.	36,600	1,297,181
Toyo Seikan Group Holdings Ltd.	39,000	401,543
Toyo Suisan Kaisha Ltd.	20,400	984,374
Toyota Industries Corp.	33,500	1,701,080
Toyota Motor Corp.	578,200	36,043,215
Toyota Tsusho Corp.	34,900	844,636
Trend Micro Inc.	32,600	1,667,574
Tsuruha Holdings Inc.	9,100	1,223,715
Unicharm Corp.(b)	98,200	3,627,344
United Urban Investment Corp.	767	780,377
USS Co. Ltd.	120,400	1,925,319
Welcia Holdings Co. Ltd.	12,200	885,323
West Japan Railway Co.	37,100	2,313,047
Yakult Honsha Co. Ltd.	31,200	1,829,373
Yamada Denki Co. Ltd.	125,900	602,804
Yamaha Corp.	36,500	1,495,020
Yamaha Motor Co. Ltd.	40,100	526,117
Yamato Holdings Co. Ltd.	74,200	1,310,044
Yamazaki Baking Co. Ltd.	28,500	506,116
Yaskawa Electric Corp.(b)	58,600	1,953,607
Yokogawa Electric Corp.	65,900	912,068
Z Holdings Corp.	674,900	2,644,439
ZOZO Inc.	29,100	473,503

		789,772,195

Malaysia — 0.2%
AirAsia Group Bhd	1,546,300	293,078
Axiata Group Bhd	352,300	322,805
Carlsberg Brewery Malaysia Bhd	58,400	374,846
CIMB Group Holdings Bhd	1,525,300	1,223,787
Dialog Group Bhd	2,018,100	1,562,854
DiGi.Com Bhd	1,529,400	1,650,329
Gamuda Bhd	241,700	180,994
Genting Bhd	1,042,000	1,010,498
Genting Malaysia Bhd	423,900	233,638
Genting Plantations Bhd	632,700	1,411,068
Hartalega Holdings Bhd	378,900	669,684
Hong Leong Bank Bhd	238,900	738,923
Hong Leong Financial Group Bhd	374,400	1,140,614
IHH Healthcare Bhd	1,255,600	1,533,000
Malaysia Airports Holdings Bhd	383,600	468,349
Maxis Bhd(b)	1,043,500	1,329,856
Petronas Chemicals Group Bhd	600,100	781,526
Petronas Gas Bhd	424,100	1,518,870
PPB Group Bhd	143,300	548,539
Press Metal Aluminium Holdings Bhd	735,100	673,557
Public Bank Bhd	586,270	2,233,280
Telekom Malaysia Bhd(b)	378,000	354,265
Tenaga Nasional Bhd	582,000	1,656,670
Top Glove Corp. Bhd	388,700	656,270
YTL Corp. Bhd	2,477,100	440,693

		23,007,993

Security	Shares	Value

Mexico — 0.2%
Alfa SAB de CV, Class A	1,796,000	$743,745
Alsea SAB de CV(a)	78,000	65,093
America Movil SAB de CV, Series L, NVS	8,036,800	4,928,067
Cemex SAB de CV, CPO, NVS	5,300,254	1,128,614
Coca-Cola Femsa SAB de CV	43,900	179,029
Fibra Uno Administracion SA de CV	573,900	476,523
Fomento Economico Mexicano SAB de CV	633,000	4,141,218
Grupo Aeroportuario del Pacifico SAB de CV, Series B	83,600	528,776
Grupo Aeroportuario del Sureste SAB de CV, Class B	36,630	371,361
Grupo Bimbo SAB de CV, Series A	242,400	362,327
Grupo Carso SAB de CV, Series A1	21,000	42,556
Grupo Financiero Banorte SAB de CV, Class O	711,700	1,970,103
Grupo Financiero Inbursa SAB de CV, Class O	128,200	78,072
Grupo Mexico SAB de CV, Series B	1,022,528	2,207,389
Grupo Televisa SAB, CPO	712,900	766,794
Industrias Penoles SAB de CV	22,320	174,435
Infraestructura Energetica Nova SAB de CV	62,500	196,189
Kimberly-Clark de Mexico SAB de CV, Class A	137,500	196,577
Megacable Holdings SAB de CV, CPO	7,100	17,913
Orbia Advance Corp. SAB de CV	571,223	682,301
Wal-Mart de Mexico SAB de CV	1,463,600	3,563,414

		22,820,496

Netherlands — 1.2%
ABN AMRO Bank NV, CVA(d)	43,779	335,658
Adyen NV(a)(d)	2,504	2,471,659
Aegon NV	649,889	1,672,785
AerCap Holdings NV(a)	45,755	1,286,631
Akzo Nobel NV	57,030	4,322,574
Altice Europe NV(a)	155,923	620,794
ArcelorMittal SA	188,289	2,062,742
ASML Holding NV	105,745	31,347,355
EXOR NV	11,823	646,062
Heineken Holding NV	4,688	365,082
Heineken NV	71,323	6,063,680
ING Groep NV	903,837	4,957,782
Just Eat Takeaway.com NV(a)(d)	27,612	2,813,243
Koninklijke Ahold Delhaize NV	273,977	6,649,927
Koninklijke DSM NV	47,080	5,762,581
Koninklijke KPN NV	1,073,272	2,482,771
Koninklijke Philips NV	225,362	9,803,209
Koninklijke Vopak NV	28,550	1,645,470
NN Group NV	102,637	2,968,967
NXP Semiconductors NV	70,631	7,032,729
Prosus NV(a)	113,739	8,618,327
Randstad NV	16,212	650,439
Unilever NV	311,311	15,541,818
Wolters Kluwer NV	79,783	5,865,369

		125,987,654

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	157,815	1,911,254
Auckland International Airport Ltd.	520,208	1,954,539
Fisher & Paykel Healthcare Corp. Ltd.	174,098	2,941,953
Fletcher Building Ltd.	86,072	196,478
Meridian Energy Ltd.	152,659	422,882
Ryman Healthcare Ltd.	72,907	544,707
Spark New Zealand Ltd.	194,272	532,161

		8,503,974

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.2%
Aker BP ASA	14,425	$240,098
DNB ASA	229,949	2,794,611
Equinor ASA	250,368	3,514,371
Gjensidige Forsikring ASA	17,911	317,225
Mowi ASA	77,691	1,334,185
Norsk Hydro ASA	192,615	493,244
Orkla ASA	329,898	2,993,746
Schibsted ASA, Class B	18,679	363,909
Telenor ASA	193,344	2,975,018
Yara International ASA	63,496	2,170,267

		17,196,674

Pakistan — 0.0%
Habib Bank Ltd.	138,300	86,813
MCB Bank Ltd.	237,900	242,788
Oil & Gas Development Co. Ltd.	317,200	208,388

		537,989

Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	94,356	706,726
Credicorp Ltd.	17,961	2,676,548
Southern Copper Corp.	9,581	310,808

		3,694,082

Philippines — 0.1%
Aboitiz Equity Ventures Inc.	767,930	632,198
Aboitiz Power Corp.	712,000	387,002
Ayala Corp.	3,440	39,716
Ayala Land Inc.	2,275,800	1,442,408
Bank of the Philippine Islands	658,524	764,207
BDO Unibank Inc.	969,445	1,942,352
GT Capital Holdings Inc.	7,390	66,409
International Container Terminal Services Inc.	91,990	163,505
JG Summit Holdings Inc.	373,990	377,625
Jollibee Foods Corp.	318,710	904,729
Metropolitan Bank & Trust Co.	471,550	365,285
PLDT Inc.	6,570	169,300
Security Bank Corp.	230,220	472,223
SM Prime Holdings Inc.	3,768,625	2,317,544
Universal Robina Corp.	46,110	115,161

		10,159,664

Poland — 0.1%
Bank Millennium SA(a)	402,812	273,719
Bank Polska Kasa Opieki SA	65,753	825,336
CCC SA	4,741	59,326
CD Projekt SA	12,987	1,121,464
Cyfrowy Polsat SA	202,551	1,250,185
Grupa Lotos SA	8,230	123,932
KGHM Polska Miedz SA(a)	64,515	1,199,272
LPP SA	91	142,835
mBank SA(a)	8,191	433,172
Orange Polska SA(a)	25,646	43,196
PGE Polska Grupa Energetyczna SA(a)	27,736	27,608
Polski Koncern Naftowy ORLEN SA	56,700	853,824
Powszechna Kasa Oszczednosci Bank Polski SA	276,360	1,468,839
Powszechny Zaklad Ubezpieczen SA	37,824	276,568

		8,099,276

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(c)	3	—
EDP — Energias de Portugal SA	989,476	4,172,526
Galp Energia SGPS SA	62,416	718,850

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	91,137	$1,538,761

		6,430,137

Qatar — 0.1%
Commercial Bank PSQC (The)	109,773	119,765
Industries Qatar QSC	44,839	86,222
Masraf Al Rayan QSC	3,132,833	3,263,314
Mesaieed Petrochemical Holding Co.	917,382	450,396
Ooredoo QPSC	550,130	960,323
Qatar Insurance Co. SAQ	1,492,506	817,025
Qatar Islamic Bank SAQ	111,844	472,537
Qatar National Bank QPSC	1,028,878	4,835,275

		11,004,857

Russia — 0.4%
Alrosa PJSC	279,410	235,018
Gazprom PJSC	2,724,180	6,999,364
Inter RAO UES PJSC	8,577,000	579,929
LUKOIL PJSC	106,041	6,921,103
Magnit PJSC, GDR(e)	68,259	754,262
MMC Norilsk Nickel PJSC	19,387	5,368,677
Mobile TeleSystems PJSC, ADR	211,182	1,809,830
Novatek PJSC, GDR(e)	24,968	3,505,507
Novolipetsk Steel PJSC	138,630	240,596
PhosAgro PJSC, GDR(e)	198,503	2,397,916
Polyus PJSC	4,799	785,894
Rosneft Oil Co. PJSC	223,470	1,014,320
Sberbank of Russia PJSC	2,225,000	5,934,938
Severstal PJSC	34,238	411,881
Surgutneftegas PJSC	3,390,710	1,701,803
Tatneft PJSC, ADR	62,735	2,799,236
VTB Bank PJSC	176,150,000	83,134
X5 Retail Group NV, GDR(e)	12,317	366,518

		41,909,926

Saudi Arabia — 0.3%
Al Rajhi Bank	265,963	4,051,420
Alinma Bank	810,473	3,444,780
Almarai Co. JSC	169,347	2,214,364
Arab National Bank	63,954	348,128
Bank AlBilad	20,845	126,347
Bank Al-Jazira	857,365	2,735,348
Banque Saudi Fransi	224,814	1,852,994
Co for Cooperative Insurance (The)(a)	7,781	150,440
Dar Al Arkan Real Estate Development Co.(a)	53,182	114,862
Etihad Etisalat Co.(a)	43,111	319,745
National Commercial Bank	218,669	2,163,396
Riyad Bank	463,412	2,100,472
Sahara International Petrochemical Co.	57,299	234,689
Samba Financial Group	420,063	2,604,279
Saudi Arabian Fertilizer Co.	98,128	1,850,190
Saudi Arabian Mining Co.(a)	65,420	650,716
Saudi Basic Industries Corp.	65,633	1,309,164
Saudi British Bank (The)	109,990	722,331
Saudi Cement Co.	10,209	143,279
Saudi Electricity Co.	412,155	1,872,534
Saudi Industrial Investment Group	33,943	168,314
Saudi Kayan Petrochemical Co.(a)	28,994	67,022
Saudi Telecom Co.	139,597	3,368,173
Savola Group (The)(a)	48,599	524,170
Yanbu National Petrochemical Co.	23,046	276,184

		33,413,341

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 0.3%
Ascendas REIT	2,097,958	$4,426,323
BOC Aviation Ltd.(d)	70,100	462,987
CapitaLand Commercial Trust	147,600	168,812
CapitaLand Ltd.	1,647,900	3,523,605
CapitaLand Mall Trust	2,589,400	3,476,569
City Developments Ltd.	52,500	296,867
ComfortDelGro Corp. Ltd.	295,600	346,480
DBS Group Holdings Ltd.	374,400	5,308,677
Genting Singapore Ltd.	2,890,000	1,611,600
Jardine Cycle & Carriage Ltd.	19,500	278,571
Keppel Corp. Ltd.	675,900	2,871,267
Mapletree Commercial Trust	318,500	443,461
Oversea-Chinese Banking Corp. Ltd.(b)	531,100	3,410,630
Singapore Exchange Ltd.	15,100	103,513
Singapore Press Holdings Ltd.(b)	219,800	237,335
Singapore Telecommunications Ltd.	1,324,900	2,663,541
United Overseas Bank Ltd.	181,000	2,615,287
Venture Corp. Ltd.	76,800	864,730
Wilmar International Ltd.	303,700	770,199
Yangzijiang Shipbuilding Holdings Ltd.	571,000	399,542

		34,279,996

South Africa — 0.4%
Absa Group Ltd.	87,517	435,083
Anglo American Platinum Ltd.	10,353	550,505
AngloGold Ashanti Ltd.	89,064	2,253,637
Aspen Pharmacare Holdings Ltd.(a)	72,263	455,023
Bid Corp. Ltd.	126,189	1,660,418
Bidvest Group Ltd. (The)	25,900	212,319
Capitec Bank Holdings Ltd.	19,302	948,021
Clicks Group Ltd.	39,154	491,871
Discovery Ltd.	44,826	236,761
Exxaro Resources Ltd.	25,271	148,351
FirstRand Ltd.	1,009,035	2,223,558
Fortress REIT Ltd., Series A	39,098	21,545
Foschini Group Ltd. (The)	6,850	27,236
Gold Fields Ltd.	248,099	1,915,894
Growthpoint Properties Ltd.	1,608,110	1,219,764
Impala Platinum Holdings Ltd.	193,307	1,180,999
Kumba Iron Ore Ltd.	12,480	239,685
Momentum Metropolitan Holdings	1,005,187	957,842
Mr. Price Group Ltd.	97,952	704,038
MTN Group Ltd.	436,259	1,154,726
MultiChoice Group Ltd.(a)	158,690	753,745
Naspers Ltd., Class N	111,416	17,586,680
Nedbank Group Ltd.	129,612	756,641
NEPI Rockcastle PLC	55,915	243,268
Northam Platinum Ltd.(a)	79,912	402,280
Old Mutual Ltd.	1,594,275	1,164,997
Pick n Pay Stores Ltd.	52,153	164,709
PSG Group Ltd.	110,781	959,117
Redefine Properties Ltd.	3,459,995	427,672
Reinet Investments SCA	27,553	445,004
Remgro Ltd.	50,944	380,034
RMB Holdings Ltd.	59,352	171,285
Sanlam Ltd.	774,903	2,501,293
Sasol Ltd.(a)	161,432	767,033
Shoprite Holdings Ltd.	85,450	498,462
Sibanye Stillwater Ltd.(a)	452,846	931,090
Standard Bank Group Ltd.	365,699	2,033,697
Vodacom Group Ltd.	105,426	707,356

Security	Shares	Value

South Africa (continued)
Woolworths Holdings Ltd.	347,314	$576,619

		48,508,258

South Korea — 1.3%
Amorepacific Corp.	9,575	1,390,927
AMOREPACIFIC Group	10,892	519,369
BGF retail Co. Ltd.	4,181	542,163
Celltrion Healthcare Co. Ltd.(a)(b)	10,836	752,370
Celltrion Inc.(a)(b)	24,373	4,210,691
CJ CheilJedang Corp.	4,158	929,915
CJ Corp.	11,707	778,257
CJ ENM Co. Ltd.	6,084	638,634
CJ Logistics Corp.(a)	724	87,941
Coway Co. Ltd.	18,902	952,507
Daelim Industrial Co. Ltd.	1,665	120,388
DB Insurance Co. Ltd.	4,533	164,251
Fila Holdings Corp.	8,863	253,135
GS Engineering & Construction Corp.	35,390	734,841
GS Retail Co. Ltd.	20,817	648,369
Hana Financial Group Inc.	91,637	2,075,737
Hankook Tire & Technology Co. Ltd.	28,224	492,232
Hanmi Pharm Co. Ltd.	2,690	571,800
Hanwha Corp.	67,547	1,147,542
HDC Holdings Co. Ltd.	1	8
Helixmith Co. Ltd.(a)	5,765	315,113
HLB Inc.(a)	8,328	656,152
Hotel Shilla Co. Ltd.	3,876	271,029
Hyundai Engineering & Construction Co. Ltd.	11,194	322,007
Hyundai Glovis Co. Ltd.	7,919	659,673
Hyundai Heavy Industries Holdings Co. Ltd.	4,413	880,101
Hyundai Marine & Fire Insurance Co. Ltd.	37,342	799,890
Hyundai Mobis Co. Ltd.	16,112	2,274,417
Hyundai Motor Co.	38,824	2,982,417
Hyundai Steel Co.	34,749	616,011
Kakao Corp.	9,629	1,454,090
Kangwon Land Inc.	7,998	164,430
KB Financial Group Inc.	88,986	2,537,867
KCC Corp.	3,798	514,317
Kia Motors Corp.	62,466	1,520,060
KMW Co. Ltd.(a)(b)	7,064	353,649
Korea Aerospace Industries Ltd.	28,172	593,058
Korea Electric Power Corp.(a)	65,609	1,284,234
Korea Investment Holdings Co. Ltd.	2,496	102,630
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	12,589	854,455
Korea Zinc Co. Ltd.	4,190	1,327,375
KT&G Corp.	29,177	1,942,020
LG Chem Ltd.(b)	10,995	3,397,445
LG Corp.	48,646	2,475,319
LG Display Co. Ltd.(a)(b)	103,612	939,647
LG Electronics Inc.	32,314	1,455,980
LG Household & Health Care Ltd.	2,844	3,235,081
LG Innotek Co. Ltd.	1,380	149,501
Lotte Chemical Corp.	5,862	1,036,777
Lotte Corp.(b)	27,382	901,160
Lotte Shopping Co. Ltd.	4,133	338,523
Medy-Tox Inc.	854	81,023
Mirae Asset Daewoo Co. Ltd.	391,388	1,802,033
NAVER Corp.	31,226	5,061,459
NCSoft Corp.	4,615	2,435,426
Netmarble Corp.(a)(b)(d)	3,303	258,883
OCI Co. Ltd.(a)	10,755	352,630

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Orion Corp.	9,783	$995,603
Ottogi Corp.	2,085	932,599
Pearl Abyss Corp.(a)	931	146,934
POSCO	16,964	2,568,721
Samsung Biologics Co. Ltd.(a)(d)	4,939	2,355,090
Samsung C&T Corp.	30,664	2,667,638
Samsung Electro-Mechanics Co. Ltd.	9,464	881,582
Samsung Electronics Co. Ltd.	1,181,401	48,479,667
Samsung Engineering Co. Ltd.(a)	10,770	101,650
Samsung Fire & Marine Insurance Co. Ltd.	12,080	1,888,662
Samsung Heavy Industries Co. Ltd.(a)	40,512	142,471
Samsung SDI Co. Ltd.	15,350	3,603,020
Samsung SDS Co. Ltd.	3,696	492,921
Shinhan Financial Group Co. Ltd.	92,430	2,317,482
Shinsegae Inc.	275	59,810
SK Holdings Co. Ltd.	9,846	1,470,698
SK Hynix Inc.	139,118	9,556,549
SK Innovation Co. Ltd.	17,461	1,408,688
SK Telecom Co. Ltd.	8,634	1,498,700
S-Oil Corp.	7,290	418,811
Woori Financial Group Inc.	108,196	749,456

		146,093,711

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	80,913	2,017,968
Aena SME SA(d)	8,705	1,101,245
Amadeus IT Group SA	114,625	5,514,101
Banco Bilbao Vizcaya Argentaria SA	1,451,474	4,748,730
Banco de Sabadell SA	1,760,480	729,073
Banco Santander SA	3,817,818	8,520,123
Bankia SA	628,586	639,470
Bankinter SA	89,777	370,124
CaixaBank SA	1,077,521	1,936,722
Cellnex Telecom SA(d)	46,771	2,448,711
Enagas SA	6,011	140,170
Endesa SA	19,245	426,851
Ferrovial SA	177,974	4,444,516
Grifols SA	91,888	3,126,031
Iberdrola SA	1,547,720	15,494,288
Industria de Diseno Textil SA	269,690	6,867,850
Naturgy Energy Group SA	47,033	829,911
Red Electrica Corp. SA	162,099	2,850,517
Repsol SA	424,845	3,868,776
Siemens Gamesa Renewable Energy SA	49,014	728,506
Telefonica SA	1,086,618	4,974,921

		71,778,604

Sweden — 0.7%
Alfa Laval AB(a)	39,556	743,153
Assa Abloy AB, Class B	261,375	4,711,183
Atlas Copco AB, Class A	242,916	8,438,590
Boliden AB	86,255	1,768,867
Electrolux AB, Series B	86,998	1,201,130
Epiroc AB, Class A	292,556	2,938,979
Essity AB, Class B(a)	153,571	4,992,095
Hennes & Mauritz AB, Class B	205,913	2,871,381
Hexagon AB, Class B	78,512	3,915,472
Husqvarna AB, Class B	37,660	228,107
ICA Gruppen AB	18,517	808,005
Industrivarden AB, Class C(a)	14,427	298,667
Investor AB, Class B	126,504	6,361,983

Security	Shares	Value

Sweden (continued)
Kinnevik AB, Class B	46,845	$968,823
Lundin Energy AB	66,976	1,739,681
Millicom International Cellular SA, SDR	26,659	701,466
Sandvik AB(a)	302,069	4,679,237
Securitas AB, Class B	12,095	142,965
Skandinaviska Enskilda Banken AB, Class A	388,883	3,198,753
Skanska AB, Class B(a)	55,862	1,070,376
SKF AB, Class B	184,995	2,946,184
Svenska Handelsbanken AB, Class A(a)	359,450	3,323,198
Swedbank AB, Class A	239,304	2,826,410
Swedish Match AB	32,099	1,990,248
Tele2 AB, Class B	72,562	940,531
Telefonaktiebolaget LM Ericsson, Class B	769,901	6,708,020
Telia Co. AB	791,656	2,735,522
Volvo AB, Class B	351,108	4,534,798

		77,783,824

Switzerland — 2.9%
ABB Ltd., Registered	437,414	8,305,042
Adecco Group AG, Registered	53,326	2,337,692
Alcon Inc.(a)	97,848	5,164,355
Baloise Holding AG, Registered	5,459	817,309
Barry Callebaut AG, Registered	1,289	2,526,849
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	274	2,136,300
Cie. Financiere Richemont SA, Registered	123,697	7,025,923
Clariant AG, Registered	30,395	562,614
Coca-Cola HBC AG	69,804	1,774,153
Credit Suisse Group AG, Registered	532,741	4,816,555
Dufry AG, Registered	4,682	152,469
EMS-Chemie Holding AG, Registered	1,482	960,463
Geberit AG, Registered	10,914	4,897,532
Givaudan SA, Registered	1,796	6,016,130
Julius Baer Group Ltd.	68,772	2,696,298
Kuehne + Nagel International AG, Registered	19,343	2,766,721
LafargeHolcim Ltd., Registered	116,498	4,833,010
Lonza Group AG, Registered	19,160	8,365,564
Nestle SA, Registered	734,667	77,565,733
Novartis AG, Registered	536,436	45,720,588
Pargesa Holding SA, Bearer	1,490	105,982
Partners Group Holding AG	5,881	4,629,730
Roche Holding AG, NVS	172,018	59,787,016
Schindler Holding AG, Participation Certificates, NVS	10,465	2,325,796
Schindler Holding AG, Registered	8,688	1,863,354
SGS SA, Registered	1,383	3,130,969
Sika AG, Registered	35,305	5,841,795
Sonova Holding AG, Registered	15,344	2,771,030
Straumann Holding AG, Registered	1,812	1,375,029
Swatch Group AG (The), Bearer	11,228	2,246,996
Swiss Life Holding AG, Registered	6,458	2,287,717
Swiss Prime Site AG, Registered	34,938	3,319,499
Swiss Re AG	77,424	5,588,101
Swisscom AG, Registered	8,258	4,293,493
Temenos AG, Registered	19,296	2,511,089
UBS Group AG, Registered	900,546	9,647,874
Vifor Pharma AG	15,180	2,281,365
Zurich Insurance Group AG	35,954	11,447,613

		314,895,748

Taiwan — 1.5%
Accton Technology Corp.	138,000	1,009,366

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Acer Inc.	2,205,000	$1,234,619
Advantech Co. Ltd.	84,000	802,246
Airtac International Group	24,000	467,304
ASE Technology Holding Co. Ltd.	1,084,873	2,448,001
Asia Cement Corp.	352,000	519,658
Asustek Computer Inc.	144,000	980,613
AU Optronics Corp.	1,687,000	448,180
Catcher Technology Co. Ltd.	155,000	1,188,438
Cathay Financial Holding Co. Ltd.	2,458,357	3,298,587
Chailease Holding Co. Ltd.	182,000	700,789
Chang Hwa Commercial Bank Ltd.	4,396,845	2,898,060
China Airlines Ltd.	5,402,000	1,498,714
China Development Financial Holding Corp.	12,533,000	3,818,505
China Steel Corp.	2,402,305	1,615,728
Chunghwa Telecom Co. Ltd.	793,140	2,920,614
CTBC Financial Holding Co. Ltd.	3,799,142	2,555,205
Delta Electronics Inc.	407,000	1,916,164
E.Sun Financial Holding Co. Ltd.	4,130,753	3,792,294
Eclat Textile Co. Ltd.	33,000	332,924
Eva Airways Corp.	5,486,749	2,121,891
Far EasTone Telecommunications Co. Ltd.	596,000	1,330,836
Feng TAY Enterprise Co. Ltd.	24,000	138,012
First Financial Holding Co. Ltd.	2,446,848	1,814,370
Formosa Chemicals & Fibre Corp.	275,000	701,915
Formosa Plastics Corp.	805,160	2,380,023
Formosa Taffeta Co. Ltd.	1,383,000	1,583,614
Fubon Financial Holding Co. Ltd.	268,000	381,228
Giant Manufacturing Co. Ltd.	38,000	226,826
Globalwafers Co. Ltd.	51,000	660,300
Highwealth Construction Corp.	1,271,000	1,865,692
Hon Hai Precision Industry Co. Ltd.	3,173,000	8,216,199
Hotai Motor Co. Ltd.	77,000	1,442,302
Hua Nan Financial Holdings Co. Ltd.	1,920,677	1,256,273
Largan Precision Co. Ltd.	23,000	3,178,922
Lite-On Technology Corp.	358,000	559,817
MediaTek Inc.	340,000	4,745,010
Mega Financial Holding Co. Ltd.	2,435,287	2,465,056
Micro-Star International Co. Ltd.	147,000	459,738
Nan Ya Plastics Corp.	1,606,830	3,577,158
Nanya Technology Corp.	295,000	644,830
Novatek Microelectronics Corp.	135,000	846,687
Pegatron Corp.	382,000	849,132
President Chain Store Corp.	97,000	1,004,691
Quanta Computer Inc.	452,000	986,491
Realtek Semiconductor Corp.	112,000	969,852
Shanghai Commercial & Savings Bank Ltd. (The)	564,000	837,375
SinoPac Financial Holdings Co. Ltd.	9,750,842	4,000,480
Taishin Financial Holding Co. Ltd.	7,359,184	3,155,368
Taiwan Business Bank	6,252,591	2,281,392
Taiwan Cement Corp.	800,000	1,162,208
Taiwan Cooperative Financial Holding Co. Ltd.	6,306,401	4,262,730
Taiwan High Speed Rail Corp.	343,000	393,331
Taiwan Mobile Co. Ltd.	596,000	2,154,591
Taiwan Semiconductor Manufacturing Co. Ltd.	6,049,000	61,941,402
Tatung Co. Ltd.(a)	472,000	341,264
Uni-President Enterprises Corp.	1,408,600	3,292,173
United Microelectronics Corp.	4,179,000	2,185,309
Walsin Technology Corp.	82,000	587,359
Win Semiconductors Corp.	84,000	759,874
Wistron Corp.	385,000	365,754

Security	Shares	Value

Taiwan (continued)
Wiwynn Corp.	22,000	$569,670
Yageo Corp.	67,000	880,971
Yuanta Financial Holding Co. Ltd.	1,021,000	587,127
Zhen Ding Technology Holding Ltd.	93,000	337,767

		168,949,019

Thailand — 0.3%
Advanced Info Service PCL, NVDR	201,100	1,230,654
B Grimm Power PCL, NVDR	176,800	244,531
Bangkok Bank PCL, Foreign	492,000	1,581,456
Bangkok Dusit Medical Services PCL, NVDR	4,178,700	2,686,353
Bangkok Expressway & Metro PCL, NVDR	6,774,300	1,978,586
BTS Group Holdings PCL, NVDR	1,122,700	399,043
Central Pattana PCL, NVDR	1,976,300	2,993,006
Charoen Pokphand Foods PCL, NVDR	2,426,100	2,024,562
CP ALL PCL, NVDR	825,300	1,811,043
Electricity Generating PCL, NVDR	43,900	388,051
Energy Absolute PCL, NVDR	761,200	946,942
Global Power Synergy PCL, NVDR	161,600	352,119
Gulf Energy Development PCL, NVDR	622,400	745,418
Indorama Ventures PCL, NVDR	952,033	845,957
Intouch Holdings PCL, NVDR(b)	1,361,900	2,251,944
Kasikornbank PCL	142,000	378,535
Kasikornbank PCL, NVDR	522,123	1,391,844
Muangthai Capital PCL, NVDR(a)	100,000	146,809
Osotspa PCL, NVDR	89,000	114,155
PTT Global Chemical PCL, NVDR	381,900	445,580
PTT PCL, NVDR	2,363,000	2,592,690
Ratch Group PCL, NVDR	620,200	1,274,712
Siam Cement PCL (The), NVDR	146,800	1,569,859
Srisawad Corp PCL, NVDR	115,300	191,543
True Corp. PCL, NVDR	1,318,500	136,108

		28,721,500

Turkey — 0.0%
Akbank T.A.S.(a)	964,200	812,524
Anadolu Efes Biracilik Ve Malt Sanayii AS	144,547	380,110
Arcelik AS(a)	144,915	340,025
Aselsan Elektronik Sanayi Ve Ticaret AS	75,464	293,024
BIM Birlesik Magazalar AS	177,603	1,406,442
Eregli Demir ve Celik Fabrikalari TAS	173,307	200,594
TAV Havalimanlari Holding AS	164,281	427,772
Tupras Turkiye Petrol Rafinerileri AS(a)	26,836	348,624
Turkcell Iletisim Hizmetleri AS	115,779	231,078
Turkiye Garanti Bankasi AS(a)	774,865	924,583
Turkiye Is Bankasi AS, Class C(a)	133,046	94,224

		5,459,000

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,244,917	1,504,841
Aldar Properties PJSC	2,187,258	1,083,774
DP World PLC	82,347	1,316,729
Emaar Malls PJSC	143,383	50,356
Emaar Properties PJSC	1,372,536	1,020,126
Emirates Telecommunications Group Co. PJSC	85,221	359,621
First Abu Dhabi Bank PJSC	358,492	1,132,152

		6,467,599

United Kingdom — 4.1%
3i Group PLC	312,020	3,085,562
Admiral Group PLC	35,644	1,047,558
Amcor PLC(a)	325,226	2,917,277
Anglo American PLC	268,044	4,784,755

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Antofagasta PLC	117,849	$1,208,516
Aptiv PLC	66,399	4,618,050
Ashtead Group PLC	135,113	3,706,741
Associated British Foods PLC	87,230	2,082,273
AstraZeneca PLC	321,715	33,770,293
Auto Trader Group PLC(d)	314,822	1,821,502
AVEVA Group PLC	9,906	446,069
Aviva PLC	726,951	2,217,161
BAE Systems PLC	861,657	5,525,553
Barclays PLC	3,709,654	4,955,245
Barratt Developments PLC	258,518	1,692,365
Berkeley Group Holdings PLC	56,057	2,957,696
BP PLC	4,860,093	19,193,910
British American Tobacco PLC	571,753	22,215,980
British Land Co. PLC (The)	317,590	1,620,797
BT Group PLC	2,020,564	2,957,696
Bunzl PLC	44,564	971,042
Burberry Group PLC	113,182	1,984,394
Capri Holdings Ltd.(a)	45,631	695,873
Carnival PLC	105,592	1,459,080
Centrica PLC	1,846,440	929,274
Coca-Cola European Partners PLC	55,068	2,182,896
Compass Group PLC	398,459	6,714,689
Croda International PLC	10,865	669,057
DCC PLC	14,911	1,064,157
Diageo PLC	543,393	18,848,750
Direct Line Insurance Group PLC	156,682	538,544
easyJet PLC	29,663	225,690
Evraz PLC	97,195	325,127
Experian PLC	255,743	7,664,538
Ferguson PLC	62,666	4,533,952
Fiat Chrysler Automobiles NV	282,473	2,480,091
G4S PLC	561,455	773,345
GlaxoSmithKline PLC	1,212,939	25,412,325
Glencore PLC	2,577,250	4,781,950
GVC Holdings PLC	133,671	1,271,289
Halma PLC	54,414	1,434,474
Hargreaves Lansdown PLC	70,306	1,277,443
HSBC Holdings PLC	4,945,079	25,573,661
Imperial Brands PLC	232,349	4,920,705
Informa PLC	189,031	1,047,204
InterContinental Hotels Group PLC	20,300	923,843
Intertek Group PLC	49,390	2,959,160
ITV PLC	709,836	684,944
J Sainsbury PLC	630,566	1,575,618
JD Sports Fashion PLC	70,915	473,541
Johnson Matthey PLC	74,150	1,863,568
Kingfisher PLC	750,588	1,489,245
Land Securities Group PLC	246,303	2,056,665
Legal & General Group PLC	1,661,618	4,288,176
Lloyds Banking Group PLC	16,845,958	6,850,568
London Stock Exchange Group PLC	82,088	7,720,073
M&G PLC	520,208	867,778
Marks & Spencer Group PLC	656,617	762,795
Meggitt PLC	101,723	358,365
Melrose Industries PLC	1,320,429	1,661,860
Micro Focus International PLC	96,948	589,049
Mondi PLC	73,759	1,311,807
National Grid PLC	804,895	9,480,449
Next PLC	36,011	2,146,667

Security	Shares	Value

United Kingdom (continued)
NMC Health PLC(a)(c)	19,275	$0	(f)
Ocado Group PLC(a)(b)	121,154	2,451,959
Pearson PLC	241,397	1,400,028
Persimmon PLC	80,886	2,249,665
Polymetal International PLC	32,963	684,501
Prudential PLC	609,596	8,677,198
Reckitt Benckiser Group PLC	165,521	13,842,115
RELX PLC	497,763	11,279,391
Rentokil Initial PLC	337,857	2,021,258
Rio Tinto PLC	294,213	13,673,391
Rolls-Royce Holdings PLC	465,818	1,938,947
Royal Bank of Scotland Group PLC	1,184,742	1,652,032
Royal Dutch Shell PLC, Class A	937,829	15,673,838
Royal Dutch Shell PLC, Class B	1,025,289	16,636,354
RSA Insurance Group PLC	745,541	3,396,684
Sage Group PLC (The)	177,041	1,429,189
Schroders PLC	18,650	624,332
Segro PLC	202,150	2,115,331
Sensata Technologies Holding PLC(a)	22,637	823,534
Severn Trent PLC	102,432	3,087,944
Smith & Nephew PLC	235,597	4,629,915
Smiths Group PLC	48,184	753,938
Spirax-Sarco Engineering PLC	13,828	1,522,334
SSE PLC	256,139	4,038,513
St. James’s Place PLC	203,812	2,188,765
Standard Chartered PLC	666,120	3,423,859
Standard Life Aberdeen PLC	690,344	1,925,263
Taylor Wimpey PLC	1,145,602	2,124,881
Tesco PLC	2,210,884	6,556,233
Unilever PLC	313,822	16,237,339
United Utilities Group PLC	92,088	1,047,953
Vodafone Group PLC	6,484,001	9,171,480
Weir Group PLC (The)	117,383	1,413,391
Whitbread PLC	21,673	814,650
Wm Morrison Supermarkets PLC	941,190	2,172,522
WPP PLC	316,407	2,479,210

		452,826,657

United States — 57.2%
3M Co.	142,198	21,602,720
Abbott Laboratories	440,148	40,533,229
AbbVie Inc.	367,658	30,221,488
ABIOMED Inc.(a)(b)	11,760	2,249,100
Accenture PLC, Class A	160,223	29,671,697
Activision Blizzard Inc.	191,929	12,231,635
Acuity Brands Inc.	14,275	1,236,072
Adobe Inc.(a)	121,305	42,898,300
Advance Auto Parts Inc.	19,576	2,366,934
Advanced Micro Devices Inc.(a)	262,135	13,733,253
AES Corp. (The)	190,409	2,522,919
Aflac Inc.	191,308	7,124,310
Agilent Technologies Inc.	81,840	6,273,854
AGNC Investment Corp.	86,381	1,072,852
Air Products & Chemicals Inc.	56,574	12,761,963
Akamai Technologies Inc.(a)	43,246	4,225,567
Albemarle Corp.	30,909	1,898,740
Alexandria Real Estate Equities Inc.	21,345	3,353,086
Alexion Pharmaceuticals Inc.(a)	53,397	5,738,576
Align Technology Inc.(a)	19,165	4,117,600
Alleghany Corp.	3,450	1,841,300
Allegion PLC	21,680	2,179,707

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Allergan PLC	81,528	$15,273,456
Alliance Data Systems Corp.	13,078	654,815
Alliant Energy Corp.	67,447	3,274,552
Allstate Corp. (The)	84,898	8,635,825
Ally Financial Inc.	69,144	1,133,270
Alnylam Pharmaceuticals Inc.(a)(b)	30,318	3,992,881
Alphabet Inc., Class A(a)	72,759	97,984,545
Alphabet Inc., Class C, NVS(a)	77,226	104,151,617
Altice USA Inc., Class A(a)	19,346	502,416
Altria Group Inc.	463,249	18,182,523
Amazon.com Inc.(a)	104,032	257,375,168
AMERCO	1,530	428,599
Ameren Corp.	66,185	4,814,959
American Airlines Group Inc.(b)	14,859	178,457
American Electric Power Co. Inc.	127,884	10,628,439
American Express Co.(b)	172,739	15,762,434
American International Group Inc.	221,708	5,638,034
American Tower Corp.	110,222	26,232,836
American Water Works Co. Inc.	47,853	5,823,232
Ameriprise Financial Inc.	33,999	3,907,845
AmerisourceBergen Corp.	42,367	3,798,625
AMETEK Inc.	62,284	5,223,759
Amgen Inc.	147,690	35,330,402
Amphenol Corp., Class A	78,703	6,946,327
Analog Devices Inc.	91,849	10,066,650
Annaly Capital Management Inc.	359,303	2,245,644
ANSYS Inc.(a)	17,085	4,473,366
Anthem Inc.(b)	62,559	17,562,188
AO Smith Corp.	27,471	1,164,221
Aon PLC	62,016	10,708,303
Apache Corp.(b)	94,986	1,242,417
Apple Inc.	1,098,696	322,796,885
Applied Materials Inc.	231,384	11,495,157
Aramark	46,668	1,274,503
Arch Capital Group Ltd.(a)	103,529	2,487,802
Archer-Daniels-Midland Co.	146,450	5,439,153
Arista Networks Inc.(a)	14,366	3,150,464
Arrow Electronics Inc.(a)	11,926	750,384
Arthur J Gallagher & Co.	32,602	2,559,257
Assurant Inc.(b)	11,117	1,181,070
AT&T Inc.	1,803,663	54,957,612
Athene Holding Ltd., Class A(a)	20,731	559,737
Autodesk Inc.(a)(b)	56,936	10,654,434
Autoliv Inc.	26,708	1,603,014
Automatic Data Processing Inc.	109,789	16,104,948
AutoZone Inc.(a)	6,126	6,250,480
AvalonBay Communities Inc.	30,284	4,934,778
Avery Dennison Corp.	14,149	1,561,908
Axalta Coating Systems Ltd.(a)	28,508	562,748
Baker Hughes Co.	146,921	2,049,548
Ball Corp.	77,198	5,063,417
Bank of America Corp.	2,103,720	50,594,466
Bank of New York Mellon Corp. (The)	212,008	7,958,780
Baxter International Inc.	122,929	10,913,637
Becton Dickinson and Co.(b)	67,500	17,045,775
Berkshire Hathaway Inc., Class B(a)	319,150	59,795,944
Best Buy Co. Inc.	63,571	4,877,803
Biogen Inc.(a)	44,523	13,215,762
BioMarin Pharmaceutical Inc.(a)(b)	44,467	4,091,853
Bio-Rad Laboratories Inc., Class A(a)(b)	5,812	2,557,861

Security	Shares	Value

United States (continued)
Black Knight Inc.(a)	31,595	$2,229,659
BlackRock Inc.(g)	28,471	14,293,581
Blackstone Group Inc. (The), Class A	167,191	8,734,058
Boeing Co. (The)	131,526	18,547,797
Booking Holdings Inc.(a)	10,313	15,269,118
Booz Allen Hamilton Holding Corp.	32,765	2,406,262
BorgWarner Inc.	59,653	1,704,286
Boston Properties Inc.	43,400	4,217,612
Boston Scientific Corp.(a)	353,936	13,265,521
Bristol-Myers Squibb Co.	585,365	35,596,046
Broadcom Inc.	98,111	26,648,910
Broadridge Financial Solutions Inc.	26,477	3,071,332
Brown & Brown Inc.	60,037	2,155,929
Brown-Forman Corp., Class B, NVS	84,583	5,261,063
Bunge Ltd.	43,918	1,742,227
Burlington Stores Inc.(a)	17,832	3,257,728
Cabot Oil & Gas Corp.	102,609	2,218,407
Cadence Design Systems Inc.(a)(b)	76,939	6,242,061
Camden Property Trust	13,665	1,203,477
Campbell Soup Co.	37,233	1,860,905
Capital One Financial Corp.	112,316	7,273,584
Cardinal Health Inc.	78,486	3,883,487
CarMax Inc.(a)(b)	44,774	3,297,605
Carnival Corp.(b)	43,683	694,560
Carrier Global Corp.(a)	202,244	3,581,741
Caterpillar Inc.	135,613	15,782,641
Cboe Global Markets Inc.(b)	31,736	3,153,924
CBRE Group Inc., Class A(a)	83,948	3,603,888
CDK Global Inc.	22,754	893,777
CDW Corp./DE	26,895	2,979,966
Celanese Corp.(b)	27,108	2,251,862
Centene Corp.(a)	146,099	9,727,271
CenterPoint Energy Inc.	102,429	1,744,366
CenturyLink Inc.	251,297	2,668,774
Cerner Corp.	71,934	4,991,500
CF Industries Holdings Inc.	64,978	1,786,895
CH Robinson Worldwide Inc.(b)	37,776	2,678,318
Charles Schwab Corp. (The)	286,575	10,809,609
Charter Communications Inc., Class A(a)	37,542	18,591,925
Cheniere Energy Inc.(a)	65,640	3,064,732
Chevron Corp.	470,271	43,264,932
Chipotle Mexican Grill Inc.(a)	6,800	5,974,140
Chubb Ltd.	113,848	12,296,722
Church & Dwight Co. Inc.	67,148	4,699,689
Cigna Corp.(a)	92,332	18,076,759
Cincinnati Financial Corp.	31,017	2,040,919
Cintas Corp.	20,082	4,454,790
Cisco Systems Inc.	1,052,228	44,593,423
Citigroup Inc.	534,739	25,966,926
Citizens Financial Group Inc.	116,961	2,618,757
Citrix Systems Inc.	33,175	4,810,707
Clorox Co. (The)	32,148	5,993,673
CME Group Inc.	89,314	15,916,648
CMS Energy Corp.	76,378	4,360,420
Coca-Cola Co. (The)	1,007,859	46,250,650
Cognex Corp.	41,622	2,299,199
Cognizant Technology Solutions Corp., Class A	139,915	8,117,868
Colgate-Palmolive Co.(b)	204,448	14,366,561
Comcast Corp., Class A	1,128,861	42,479,039
Comerica Inc.	47,455	1,654,281

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Conagra Brands Inc.	125,063	$4,182,107
Concho Resources Inc.	50,901	2,887,105
ConocoPhillips	258,592	10,886,723
Consolidated Edison Inc.	71,447	5,630,024
Constellation Brands Inc., Class A	41,699	6,867,408
Cooper Companies Inc. (The)	10,109	2,898,250
Copart Inc.(a)(b)	57,067	4,571,637
Corning Inc.	206,754	4,550,656
Corteva Inc.(a)	188,453	4,935,584
CoStar Group Inc.(a)	9,633	6,244,689
Costco Wholesale Corp.	110,023	33,336,969
Coty Inc., Class A	85,580	466,411
Crown Castle International Corp.(b)	103,421	16,488,410
Crown Holdings Inc.(a)	26,716	1,720,778
CSX Corp.	185,237	12,268,247
Cummins Inc.	37,934	6,202,209
CVS Health Corp.	320,496	19,726,529
Danaher Corp.(b)	158,637	25,930,804
Darden Restaurants Inc.	31,436	2,319,662
DaVita Inc.(a)(b)	26,939	2,128,450
Deere & Co.	73,696	10,690,342
Dell Technologies Inc., Class C(a)	43,238	1,845,830
Delta Air Lines Inc.	52,442	1,358,772
Dentsply Sirona Inc.	58,201	2,470,050
Devon Energy Corp.	121,941	1,520,604
DexCom Inc.(a)	22,863	7,663,678
Diamondback Energy Inc.	40,400	1,759,016
Digital Realty Trust Inc.(b)	62,876	9,399,333
Discover Financial Services	77,703	3,338,898
Discovery Inc., Class A(a)(b)	95,272	2,135,998
DISH Network Corp., Class A(a)	69,352	1,734,840
DocuSign Inc.(a)	27,646	2,895,919
Dollar General Corp.	64,274	11,267,232
Dollar Tree Inc.(a)	58,392	4,652,091
Dominion Energy Inc.	206,621	15,936,678
Domino’s Pizza Inc.	9,931	3,594,327
Dover Corp.	42,007	3,933,956
Dow Inc.(a)	187,255	6,870,386
DR Horton Inc.	95,096	4,490,433
Dropbox Inc., Class A(a)	52,866	1,111,243
DTE Energy Co.	38,354	3,978,844
Duke Energy Corp.	184,934	15,656,512
Duke Realty Corp.	92,571	3,212,214
DuPont de Nemours Inc.	185,608	8,727,288
DXC Technology Co.	69,621	1,262,229
E*TRADE Financial Corp.	46,640	1,894,050
East West Bancorp. Inc.	22,920	803,804
Eastman Chemical Co.	19,973	1,208,566
Eaton Corp. PLC	107,534	8,979,089
Eaton Vance Corp., NVS	14,633	537,031
eBay Inc.	199,758	7,956,361
Ecolab Inc.	66,184	12,806,604
Edison International	89,093	5,230,650
Edwards Lifesciences Corp.(a)	53,060	11,540,550
Elanco Animal Health Inc.(a)	86,127	2,128,198
Electronic Arts Inc.(a)	72,840	8,322,698
Eli Lilly & Co.	216,599	33,494,869
Emerson Electric Co.	150,728	8,596,018
Entergy Corp.	49,954	4,771,107
EOG Resources Inc.	139,879	6,645,651

Security	Shares	Value

United States (continued)
EPAM Systems Inc.(a)	13,011	$2,874,000
Equifax Inc.	31,071	4,315,762
Equinix Inc.	21,145	14,277,104
Equitable Holdings Inc.	82,199	1,505,886
Equity LifeStyle Properties Inc.	30,020	1,810,506
Equity Residential	86,336	5,617,020
Erie Indemnity Co., Class A, NVS(b)	6,265	1,115,546
Essential Utilities Inc.	53,419	2,232,380
Essex Property Trust Inc.	18,500	4,515,850
Estee Lauder Companies Inc. (The), Class A	55,837	9,849,647
Everest Re Group Ltd.	10,892	1,885,732
Evergy Inc.	28,463	1,663,093
Eversource Energy	66,735	5,385,514
Exact Sciences Corp.(a)(b)	36,883	2,913,019
Exelon Corp.	237,333	8,800,308
Expedia Group Inc.	34,334	2,437,027
Expeditors International of Washington Inc.	47,577	3,406,751
Extra Space Storage Inc.	32,362	2,855,623
Exxon Mobil Corp.	1,052,269	48,898,940
F5 Networks Inc.(a)	18,135	2,525,480
Facebook Inc., Class A(a)	594,616	121,723,841
FactSet Research Systems Inc.	6,598	1,814,450
Fastenal Co.(b)	139,143	5,039,759
Federal Realty Investment Trust	23,818	1,983,325
FedEx Corp.(b)	61,561	7,804,088
Fidelity National Financial Inc.	81,019	2,191,564
Fidelity National Information Services Inc.	153,364	20,227,178
Fifth Third Bancorp	185,290	3,463,070
First Republic Bank/CA	43,049	4,489,580
FirstEnergy Corp.	137,018	5,654,733
Fiserv Inc.(a)	144,505	14,892,685
FleetCor Technologies Inc.(a)	23,240	5,606,650
Flex Ltd.(a)(b)	120,931	1,180,287
FLIR Systems Inc.	26,867	1,166,028
Flowserve Corp.	19,207	541,061
FMC Corp.	38,526	3,540,539
Ford Motor Co.	954,271	4,857,239
Fortinet Inc.(a)	38,851	4,185,807
Fortive Corp.	80,702	5,164,928
Fortune Brands Home & Security Inc.	22,456	1,082,379
Fox Corp., Class A, NVS(b)	100,914	2,610,645
Franklin Resources Inc.	72,863	1,372,739
Freeport-McMoRan Inc.	359,425	3,173,723
Gap Inc. (The)(b)	83,523	678,207
Garmin Ltd.	24,594	1,996,049
Gartner Inc.(a)	24,251	2,881,261
General Dynamics Corp.	64,145	8,378,620
General Electric Co.	2,150,250	14,621,700
General Mills Inc.	151,500	9,073,335
General Motors Co.	308,527	6,877,067
Genuine Parts Co.	27,455	2,176,632
Gilead Sciences Inc.	313,682	26,349,288
Global Payments Inc.	72,969	12,114,313
GoDaddy Inc., Class A(a)	43,094	2,992,016
Goldman Sachs Group Inc. (The)	80,131	14,697,628
Grubhub Inc.(a)	25,368	1,212,337
Guidewire Software Inc.(a)(b)	21,206	1,926,353
Halliburton Co.	196,861	2,067,041
Hanesbrands Inc.	119,743	1,190,245
Harley-Davidson Inc.(b)	58,928	1,286,398

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Hartford Financial Services Group Inc. (The)	98,864	$3,755,843
Hasbro Inc.	30,670	2,214,681
HCA Healthcare Inc.	67,501	7,417,010
HD Supply Holdings Inc.(a)	18,511	549,406
Healthpeak Properties Inc.	137,122	3,584,369
HEICO Corp.(b)	13,795	1,208,442
HEICO Corp., Class A(b)	15,260	1,103,756
Henry Schein Inc.(a)(b)	28,704	1,566,090
Hershey Co. (The)	38,518	5,100,939
Hess Corp.(b)	69,083	3,360,197
Hewlett Packard Enterprise Co.	368,917	3,711,305
Hilton Worldwide Holdings Inc.	56,437	4,272,845
HollyFrontier Corp.	46,700	1,542,968
Hologic Inc.(a)	56,928	2,852,093
Home Depot Inc. (The)	270,385	59,438,735
Honeywell International Inc.	178,780	25,368,882
Hormel Foods Corp.	80,543	3,773,440
Host Hotels & Resorts Inc.	186,527	2,296,147
Howmet Aerospace Inc.	109,624	1,432,786
HP Inc.	375,445	5,823,152
Humana Inc.	33,227	12,686,733
Huntington Bancshares Inc./OH	130,990	1,210,348
Huntington Ingalls Industries Inc.	8,857	1,695,318
IAC/InterActiveCorp.(a)	20,247	4,524,800
IDEX Corp.	12,236	1,879,817
IDEXX Laboratories Inc.(a)	22,607	6,275,703
IHS Markit Ltd.	101,437	6,826,710
Illinois Tool Works Inc.(b)	82,371	13,385,287
Illumina Inc.(a)	36,822	11,747,323
Incyte Corp.(a)	49,561	4,840,127
Ingersoll Rand Inc.(a)	86,415	2,512,948
Ingredion Inc.	9,425	765,310
Insulet Corp.(a)(b)	15,531	3,101,851
Intel Corp.	1,077,562	64,632,169
Intercontinental Exchange Inc.	140,822	12,596,528
International Business Machines Corp.	220,497	27,685,603
International Flavors & Fragrances Inc.(b)	28,386	3,719,418
International Paper Co.	107,218	3,672,217
Interpublic Group of Companies Inc. (The)	63,267	1,074,274
Intuit Inc.	64,950	17,524,159
Intuitive Surgical Inc.(a)	28,939	14,784,356
Invesco Ltd.	59,918	516,493
Invitation Homes Inc.	88,447	2,091,772
Ionis Pharmaceuticals Inc.(a)	38,020	2,111,251
IPG Photonics Corp.(a)(b)	12,185	1,575,886
IQVIA Holdings Inc.(a)	37,002	5,276,115
Iron Mountain Inc.	59,603	1,441,201
Jack Henry & Associates Inc.	18,555	3,034,670
Jacobs Engineering Group Inc.	36,955	3,058,026
Jazz Pharmaceuticals PLC(a)	18,363	2,024,521
JB Hunt Transport Services Inc.	17,265	1,745,837
Jefferies Financial Group Inc.	48,098	659,905
JM Smucker Co. (The)	30,354	3,487,978
Johnson & Johnson	651,454	97,744,158
Johnson Controls International PLC	200,776	5,844,589
Jones Lang LaSalle Inc.(b)	10,657	1,125,166
JPMorgan Chase & Co.	773,357	74,056,666
Juniper Networks Inc.	99,387	2,146,759
Kansas City Southern	27,346	3,570,020
Kellogg Co.	68,078	4,459,109

Security	Shares	Value

United States (continued)
KeyCorp.	278,057	$3,239,364
Keysight Technologies Inc.(a)	50,443	4,881,369
Kimberly-Clark Corp.	86,485	11,976,443
Kimco Realty Corp.	145,806	1,590,743
Kinder Morgan Inc./DE	511,280	7,786,794
KKR & Co. Inc., Class A, NVS	131,162	3,306,594
KLA Corp.	40,437	6,635,307
Knight-Swift Transportation Holdings Inc.(b)	26,804	996,573
Kohl’s Corp.	42,841	790,845
Kraft Heinz Co. (The)	162,027	4,914,279
Kroger Co. (The)	199,499	6,306,163
L3Harris Technologies Inc.	55,417	10,734,273
Laboratory Corp. of America Holdings(a)	25,949	4,267,313
Lam Research Corp.	36,238	9,250,837
Lamb Weston Holdings Inc.	39,360	2,415,130
Las Vegas Sands Corp.	87,143	4,184,607
Lear Corp.	10,127	988,902
Leggett & Platt Inc.	26,167	919,247
Leidos Holdings Inc.	33,221	3,282,567
Lennar Corp., Class A	74,231	3,716,746
Lennox International Inc.(b)	7,289	1,360,711
Liberty Broadband Corp., Class C, NVS(a)	26,768	3,283,898
Liberty Global PLC, Class A(a)(b)	60,203	1,169,142
Liberty Global PLC, Class C, NVS(a)(b)	88,628	1,622,779
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	69,992	2,253,042
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	21,932	747,223
Lincoln National Corp.	63,295	2,245,074
Live Nation Entertainment Inc.(a)(b)	35,609	1,597,776
LKQ Corp.(a)	85,242	2,229,078
Lockheed Martin Corp.	63,615	24,750,052
Loews Corp.	44,216	1,532,527
Lowe’s Companies Inc.	189,570	19,857,457
Lululemon Athletica Inc.(a)(b)	28,062	6,271,296
LyondellBasell Industries NV, Class A	70,352	4,076,898
M&T Bank Corp.	31,779	3,561,790
ManpowerGroup Inc.	9,252	686,868
Marathon Oil Corp.	233,168	1,426,988
Marathon Petroleum Corp.	165,563	5,311,261
Markel Corp.(a)	3,109	2,691,897
MarketAxess Holdings Inc.	9,099	4,140,136
Marriott International Inc./MD, Class A	71,960	6,544,042
Marsh & McLennan Companies Inc.(b)	130,324	12,684,435
Martin Marietta Materials Inc.	16,976	3,229,344
Marvell Technology Group Ltd.	170,332	4,554,678
Masco Corp.	79,449	3,260,587
Mastercard Inc., Class A	228,383	62,798,474
Match Group Inc.(a)(b)	13,671	1,052,120
Maxim Integrated Products Inc.	42,921	2,359,797
McCormick & Co. Inc./MD, NVS	30,657	4,808,244
McDonald’s Corp.	186,455	34,971,500
McKesson Corp.	41,024	5,794,640
Medical Properties Trust Inc.	98,530	1,688,804
Medtronic PLC	334,015	32,609,884
MercadoLibre Inc.(a)(b)	11,290	6,587,828
Merck & Co. Inc.	634,793	50,364,477
MetLife Inc.	201,819	7,281,630
Mettler-Toledo International Inc.(a)	5,882	4,234,687
MGM Resorts International	129,659	2,182,161

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Microchip Technology Inc.	64,066	$5,620,510
Micron Technology Inc.(a)(b)	275,321	13,185,123
Microsoft Corp.	1,794,941	321,671,377
Mid-America Apartment Communities Inc.	28,976	3,242,994
Middleby Corp. (The)(a)(b)	12,327	685,751
Mohawk Industries Inc.(a)	16,486	1,446,152
Molson Coors Beverage Co., Class B	54,483	2,234,348
Mondelez International Inc., Class A	360,734	18,556,157
MongoDB Inc.(a)(b)	11,681	1,893,841
Monster Beverage Corp.(a)	104,257	6,444,125
Moody’s Corp.	44,289	10,802,087
Morgan Stanley	304,169	11,993,384
Mosaic Co. (The)	102,495	1,179,717
Motorola Solutions Inc.	45,293	6,513,586
MSCI Inc.(b)	17,882	5,847,414
Mylan NV(a)	137,425	2,304,617
Nasdaq Inc.	18,783	2,059,932
National Oilwell Varco Inc.	109,988	1,390,248
National Retail Properties Inc.	27,025	882,096
NetApp Inc.	64,703	2,832,050
Netflix Inc.(a)	108,343	45,487,809
Neurocrine Biosciences Inc.(a)(b)	20,782	2,039,545
Newell Brands Inc.	108,412	1,504,759
Newmont Corp.	197,474	11,745,754
News Corp., Class A, NVS(b)	125,416	1,242,873
NextEra Energy Inc.	120,429	27,833,550
Nielsen Holdings PLC	82,181	1,210,526
NIKE Inc., Class B	310,020	27,027,544
NiSource Inc.	61,651	1,548,057
Noble Energy Inc.(b)	140,822	1,381,464
Nordstrom Inc.(b)	33,557	630,200
Norfolk Southern Corp.	66,212	11,328,873
Northern Trust Corp.	53,733	4,253,504
Northrop Grumman Corp.	39,793	13,158,351
NortonLifeLock Inc.	160,901	3,422,364
Norwegian Cruise Line Holdings Ltd.(a)	61,243	1,004,385
NRG Energy Inc.	74,575	2,500,500
Nucor Corp.	76,186	3,138,101
NVIDIA Corp.	143,968	42,078,967
NVR Inc.(a)	716	2,219,600
O’Reilly Automotive Inc.(a)	18,355	7,091,271
Occidental Petroleum Corp.	228,804	3,798,146
OGE Energy Corp.	50,776	1,600,460
Okta Inc.(a)(b)	28,286	4,279,672
Old Dominion Freight Line Inc.	22,478	3,265,829
Omega Healthcare Investors Inc.	49,714	1,449,163
Omnicom Group Inc.	59,659	3,402,353
ON Semiconductor Corp.(a)	85,075	1,365,028
ONEOK Inc.	107,480	3,216,876
Oracle Corp.	570,439	30,216,154
Otis Worldwide Corp.(a)	101,150	5,149,547
Owens Corning	20,222	876,826
PACCAR Inc.	89,509	6,196,708
Packaging Corp. of America(b)	21,915	2,118,085
Palo Alto Networks Inc.(a)	24,544	4,823,141
Parker-Hannifin Corp.	34,344	5,430,473
Paychex Inc.	80,007	5,482,080
Paycom Software Inc.(a)(b)	13,380	3,492,448
PayPal Holdings Inc.(a)	278,089	34,204,947
Pentair PLC	49,401	1,708,781

Security	Shares	Value

United States (continued)
People’s United Financial Inc.	135,499	$1,719,482
PepsiCo Inc.	347,372	45,953,842
PerkinElmer Inc.	19,712	1,784,527
Perrigo Co. PLC	36,818	1,962,399
Pfizer Inc.	1,374,629	52,730,768
Philip Morris International Inc.	387,142	28,880,793
Phillips 66	113,952	8,337,868
Pinnacle West Capital Corp.	34,629	2,666,087
Pinterest Inc., Class A(a)	71,399	1,475,103
Pioneer Natural Resources Co.(b)	41,562	3,711,902
PNC Financial Services Group Inc. (The)	109,788	11,711,086
Polaris Inc.	10,130	718,521
PPG Industries Inc.	62,879	5,711,300
PPL Corp.	165,176	4,198,774
Principal Financial Group Inc.	80,200	2,920,082
Procter & Gamble Co. (The)	615,661	72,567,962
Progressive Corp. (The)(b)	146,550	11,328,315
Prologis Inc.	182,959	16,325,432
Prudential Financial Inc.	104,406	6,511,802
PTC Inc.(a)	20,807	1,440,885
Public Service Enterprise Group Inc.	135,678	6,880,231
Public Storage	38,291	7,101,066
PulteGroup Inc.	78,953	2,232,001
PVH Corp.	22,025	1,084,291
Qorvo Inc.(a)	31,913	3,128,431
QUALCOMM Inc.	281,896	22,176,758
Quest Diagnostics Inc.	38,504	4,239,675
Ralph Lauren Corp.	18,108	1,336,008
Raymond James Financial Inc.	31,863	2,100,409
Raytheon Technologies Corp.	370,189	23,991,980
Realty Income Corp.	88,156	4,841,528
Regency Centers Corp.	30,318	1,331,263
Regeneron Pharmaceuticals Inc.(a)	20,160	10,601,741
Regions Financial Corp.	270,103	2,903,607
Reinsurance Group of America Inc.	9,257	969,023
RenaissanceRe Holdings Ltd.(b)	5,427	792,396
Republic Services Inc.	59,902	4,692,723
ResMed Inc.	36,377	5,650,076
RingCentral Inc., Class A(a)(b)	18,721	4,278,310
Robert Half International Inc.	16,002	756,415
Rockwell Automation Inc.	29,084	5,510,836
Roku Inc.(a)(b)	23,167	2,808,535
Rollins Inc.	31,397	1,255,880
Roper Technologies Inc.(b)	25,855	8,817,331
Ross Stores Inc.	91,167	8,329,017
Royal Caribbean Cruises Ltd.	45,171	2,112,648
RPM International Inc.	25,418	1,688,009
S&P Global Inc.(b)	62,605	18,335,752
Sabre Corp.	51,552	374,783
salesforce.com Inc.(a)	206,437	33,432,472
Sarepta Therapeutics Inc.(a)(b)	18,857	2,222,863
SBA Communications Corp.	28,320	8,210,534
Schlumberger Ltd.	329,005	5,533,864
Seagate Technology PLC	63,673	3,180,466
Sealed Air Corp.	25,891	740,224
Seattle Genetics Inc.(a)	30,267	4,153,540
SEI Investments Co.	17,817	907,954
Sempra Energy	66,336	8,215,714
ServiceNow Inc.(a)	47,872	16,828,923
Sherwin-Williams Co. (The)	20,732	11,120,023

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Signature Bank/New York NY	16,781	$1,798,588
Simon Property Group Inc.	73,024	4,875,812
Sirius XM Holdings Inc.(b)	445,158	2,630,884
Skyworks Solutions Inc.	45,343	4,710,231
SL Green Realty Corp.	27,946	1,482,535
Snap Inc., Class A, NVS(a)(b)	182,068	3,206,217
Snap-on Inc.	7,682	1,000,888
Southern Co. (The)	259,547	14,724,101
Southwest Airlines Co.	40,556	1,267,375
Spirit AeroSystems Holdings Inc., Class A	26,633	590,187
Splunk Inc.(a)(b)	39,265	5,511,235
Square Inc., Class A(a)	87,249	5,683,400
SS&C Technologies Holdings Inc.	63,601	3,508,231
Stanley Black & Decker Inc.	26,253	2,893,081
Starbucks Corp.	292,272	22,426,031
State Street Corp.	91,396	5,761,604
Steel Dynamics Inc.	39,973	970,145
Stryker Corp.	83,788	15,620,597
Sun Communities Inc.	18,761	2,521,478
SVB Financial Group(a)	14,303	2,762,911
Synchrony Financial	151,554	2,999,254
Synopsys Inc.(a)(b)	24,835	3,902,075
Sysco Corp.(b)	120,091	6,757,521
T-Mobile U.S. Inc.(a)(b)	106,625	9,361,675
T Rowe Price Group Inc.	61,721	7,136,799
Take-Two Interactive Software Inc.(a)	30,154	3,650,142
Tapestry Inc.	80,346	1,195,548
Targa Resources Corp.	73,037	946,560
Target Corp.	124,940	13,710,916
TD Ameritrade Holding Corp.	70,951	2,786,246
TE Connectivity Ltd.	88,818	6,524,570
TechnipFMC PLC	125,151	1,115,095
Teledyne Technologies Inc.(a)	7,659	2,494,307
Teleflex Inc.	8,194	2,748,268
Teradyne Inc.	41,308	2,583,402
Tesla Inc.(a)(b)	33,337	26,065,534
Texas Instruments Inc.	234,562	27,225,611
Textron Inc.	67,033	1,766,990
Thermo Fisher Scientific Inc.	100,277	33,560,706
Tiffany & Co.	27,695	3,503,418
TJX Companies Inc. (The)	302,507	14,837,968
Tractor Supply Co.	30,191	3,062,273
TransDigm Group Inc.	12,467	4,526,518
TransUnion	54,002	4,254,818
Travelers Companies Inc. (The)	68,229	6,905,457
Trimble Inc.(a)	64,686	2,240,076
TripAdvisor Inc.	30,732	613,718
Truist Financial Corp.	331,558	12,373,745
Twilio Inc., Class A(a)(b)	29,264	3,286,347
Twitter Inc.(a)	186,029	5,335,312
Tyler Technologies Inc.(a)	9,089	2,914,751
Tyson Foods Inc., Class A	74,846	4,654,673
U.S. Bancorp	365,173	13,328,814
Uber Technologies Inc.(a)	107,001	3,238,920
UDR Inc.	85,600	3,207,432
UGI Corp.	35,888	1,083,100
Ulta Beauty Inc.(a)(b)	14,435	3,145,675
Under Armour Inc., Class A(a)(b)	50,379	524,949
Under Armour Inc., Class C, NVS(a)	53,073	491,987
Union Pacific Corp.	174,208	27,836,696

Security	Shares	Value

United States (continued)
United Airlines Holdings Inc.(a)(b)	24,196	$715,718
United Parcel Service Inc., Class B	172,751	16,352,610
United Rentals Inc.(a)	20,352	2,615,232
UnitedHealth Group Inc.(b)	235,317	68,823,163
Universal Health Services Inc., Class B	16,823	1,778,023
Unum Group	31,250	545,313
Vail Resorts Inc.	10,435	1,784,385
Valero Energy Corp.	104,887	6,644,591
Varian Medical Systems Inc.(a)	26,399	3,019,518
Veeva Systems Inc., Class A(a)	33,621	6,414,887
Ventas Inc.	89,560	2,897,266
VEREIT Inc.	169,655	929,709
VeriSign Inc.(a)	28,330	5,934,852
Verisk Analytics Inc.	41,336	6,317,381
Verizon Communications Inc.	1,014,980	58,310,601
Vertex Pharmaceuticals Inc.(a)	64,236	16,136,083
VF Corp.	81,110	4,712,491
ViacomCBS Inc., Class B, NVS	146,809	2,533,923
VICI Properties Inc.	97,457	1,697,701
Visa Inc., Class A	424,090	75,793,365
Vistra Energy Corp.	66,874	1,306,718
VMware Inc., Class A(a)	21,806	2,867,925
Vornado Realty Trust	54,953	2,408,040
Voya Financial Inc.	12,067	545,066
Vulcan Materials Co.	35,163	3,972,364
WABCO Holdings Inc.(a)	12,927	1,737,130
Walmart Inc.	351,806	42,762,019
Walgreens Boots Alliance Inc.	186,473	8,072,416
Walt Disney Co. (The)	447,382	48,384,363
Waste Management Inc.	108,922	10,894,378
Waters Corp.(a)(b)	17,837	3,335,519
Wayfair Inc., Class A(a)(b)	16,351	2,028,178
WEC Energy Group Inc.	75,249	6,813,797
Wells Fargo & Co.	991,856	28,813,417
Welltower Inc.	98,715	5,057,169
West Pharmaceutical Services Inc.	17,807	3,370,153
Western Digital Corp.	75,364	3,472,773
Western Union Co. (The)	121,297	2,313,134
Westinghouse Air Brake Technologies Corp.	49,312	2,782,183
Westlake Chemical Corp.	4,249	184,619
Westrock Co.	65,856	2,119,905
Weyerhaeuser Co.	167,602	3,665,456
Whirlpool Corp.	18,350	2,050,429
Williams Companies Inc. (The)	315,671	6,114,547
Willis Towers Watson PLC	34,220	6,101,084
Workday Inc., Class A(a)(b)	41,255	6,349,144
WP Carey Inc.	27,919	1,836,512
WR Berkley Corp.	29,713	1,604,502
WW Grainger Inc.	10,995	3,030,002
Wynn Resorts Ltd.	25,783	2,205,220
Xcel Energy Inc.	105,526	6,707,233
Xerox Holdings Corp.(a)	63,426	1,160,062
Xilinx Inc.	63,511	5,550,861
XPO Logistics Inc.(a)(b)	25,866	1,726,297
Xylem Inc./NY	51,125	3,675,888
Yum! Brands Inc.	78,621	6,795,213
Zebra Technologies Corp., Class A(a)	14,975	3,439,159
Zillow Group Inc., Class C, NVS(a)(b)	34,705	1,525,632
Zimmer Biomet Holdings Inc.	52,125	6,239,362
Zions Bancorp. N.A.	13,183	416,715

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis Inc.	119,427	$15,443,105

		6,257,542,860

Total Common Stocks — 98.3% (Cost: $10,370,985,018)		10,759,272,080

Investment Companies

India — 0.9%
iShares MSCI India ETF(b)(g)	3,668,991	99,246,206

Total Investment Companies — 0.9% (Cost: $121,086,759)		99,246,206

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	1,273,817	4,506,234
Braskem SA, Class A, Preference Shares, NVS	28,500	111,298
Cia. Energetica de Minas Gerais, Preference Shares, NVS	358,454	630,389
Gerdau SA, Preference Shares, NVS	210,300	456,085
Itau Unibanco Holding SA, Preference Shares, NVS	1,018,258	4,283,105
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,122,884	1,866,875
Lojas Americanas SA, Preference Shares, NVS	245,228	1,127,089
Petroleo Brasileiro SA, Preference Shares, NVS	1,429,200	4,765,496
Telefonica Brasil SA, Preference Shares, NVS	176,900	1,491,786

		19,238,357

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	8,825	209,548

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	152,627	1,007,740

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,823	228,315
Fuchs Petrolub SE, Preference Shares, NVS(b)	12,839	498,658
Henkel AG & Co. KGaA, Preference Shares, NVS	46,860	4,159,439
Porsche Automobil Holding SE, Preference Shares, NVS	56,882	2,867,800
Sartorius AG, Preference Shares, NVS	12,038	3,385,965
Volkswagen AG, Preference Shares, NVS	51,857	7,282,763

		18,422,940

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,102,099	438,671

Security	Shares	Value

South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares, NVS	205,800	$7,136,157

Total Preferred Stocks — 0.4% (Cost: $53,617,146)		46,453,413

Rights

South Korea — 0.0%
HLB Inc., (Expires 05/29/20)(a)	882	12,523

Total Rights — 0.0% (Cost: $0)		12,523

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(g)(h)(i)	244,907,981	245,177,380
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(g)(h)	8,545,000	8,545,000

		253,722,380

Total Short-Term Investments — 2.3% (Cost: $253,422,304)		253,722,380

Total Investments in Securities — 101.9% (Cost: $10,799,111,227)		11,158,706,602

Other Assets, Less Liabilities — (1.9)%		(210,979,709)

Net Assets — 100.0%		$10,947,726,893

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	107,737,376	137,170,605	(b)	—		244,907,981	$245,177,380	$1,267,590	(c)	$(109,057)	$257,233
BlackRock Cash Funds: Treasury, SL Agency Shares	13,200,000	—		(4,655,000	)(b)	8,545,000	8,545,000	175,933		—	—
BlackRock Inc.	26,653	8,359		(6,541)		28,471	14,293,581	256,531		798,231	832,795
iShares MSCI India ETF	3,166,906	1,171,311		(669,226)		3,668,991	99,246,206	110,635		(1,064,360)	(15,886,439)

							$367,262,167	$1,810,689		$(375,186)	$(14,796,411)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	123	06/19/20	$10,076	$1,069,478
MSCI Emerging Markets E-Mini	99	06/19/20	4,484	415,031
S&P 500 E-Mini	152	06/19/20	22,058	2,169,471

				$3,653,980

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,344,583,757	$411,046,296	$3,642,027	$10,759,272,080
Investment Companies	99,246,206	—	—	99,246,206
Preferred Stocks	46,453,413	—	—	46,453,413
Rights	—	12,523	—	12,523
Money Market Funds	253,722,380	—	—	253,722,380

	$10,744,005,756	$411,058,819	$3,642,027	$11,158,706,602

Derivative financial instruments(a)
Assets
Futures Contracts	$3,653,980	$—	$—	$3,653,980

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt